--------------------------------------------------------------------------------

                               SEMI ANNUAL REPORT

                        John Hancock European Equity Fund

                                 APRIL 30, 2003

--------------------------------------------------------------------------------

John Hancock European Equity Fund

Schedule of Investments
April 30, 2003
(unaudited)

ISSUER                                                                          SHARES          VALUE
------                                                                          ------          -----
COMMON STOCKS
Austria (1.16%)
Gericom AG (Computers)                                                              3,800   $     57,208
OMV AG (Oil & Gas)                                                                    500         60,041
                                                                                            ------------
                                                                                                 117,249
                                                                                            ------------
Belgium (1.12%)
Interbrew SA (Beverages)                                                            3,000         66,960
Mobistar SA* (Telecommunications)                                                   1,400         45,622
                                                                                            ------------
                                                                                                 112,582
                                                                                            ------------
Denmark (1.42%)
Jyske Bank AS* (Banks - Foreign)                                                    2,400         78,285
TDC AS (Telecommunications)                                                         2,600         64,681
                                                                                            ------------
                                                                                                 142,966
                                                                                            ------------
Finland (3.26%)
Nokia Oyj American Depositary Receipts (ADR) (Telecommunications)                  15,000        248,550
Sampo Oyj (A Shares) (Finance)                                                     11,100         80,519
                                                                                            ------------
                                                                                                 329,069
                                                                                            ------------
France (6.03%)
BNP Paribas SA (Banks - Foreign)                                                    2,500        117,347
France Telecom SA (Telecommunications)                                              1,800         41,582
JC Decaux SA* (Advertising)                                                         8,900         85,915
Pernod-Ricard SA (Beverages)                                                          350         30,721
Suez SA (Pollution Control)                                                         5,000         81,412
Unibail SA (Real Estate Operations)                                                   900         60,214
Vinci SA (Engineering / R&D Services)                                               1,500         97,678
Vivendi Universal SA (Media)                                                        5,700         92,873
                                                                                            ------------
                                                                                                 607,742
                                                                                            ------------
Germany (7.84%)
BASF AG (Chemicals)                                                                 1,600         70,799
Continental AG* (Rubber - Tires & Misc)                                             3,100         55,007
Deutsche Boerse AG (Finance)                                                        2,200        102,136
Deutsche Telekom AG (Telecommunications)                                            4,900         65,511
E.ON AG (Utilities)                                                                 2,100         99,603
Medion AG (Business Services - Misc)                                                1,900         70,185
Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)                             800         79,638
Schwarz Pharma AG (Medical)                                                         2,500        107,136
SGL Carbon AG* (Chemicals)                                                          3,500         51,364
Siemens AG (Diversified Operations)                                                 1,800         88,990
                                                                                            ------------
                                                                                                 790,369
                                                                                            ------------
Hungary (0.64%)
OTP Bank Rt. (Banks - Foreign)                                                      6,000         64,417
                                                                                            ------------

See notes to financial statements.

ISSUER                                                                          SHARES          VALUE
------                                                                          ------          -----
Ireland (2.19%)
Bank of Ireland (Banks - Foreign)                                                  10,500   $    128,312
Irish Life & Permanent Plc (Finance)                                                8,000         92,799
                                                                                            ------------
                                                                                                 221,111
                                                                                            ------------
Israel (2.62%)
Taro Pharmaceutical Industries Ltd.* (Medical)                                      2,000         91,520
Teva Pharmaceutical Industries Ltd. (ADR) (Medical)                                 3,700        172,790
                                                                                            ------------
                                                                                                 264,310
                                                                                            ------------
Italy (6.19%)
Banco Popolare di Verona e Novara Scrl (Banks - Foreign)                            4,600         62,476
ENI SpA (Oil & Gas)                                                                 7,100        101,184
ERG SpA (Oil & Gas)                                                                 5,100         22,653
Finmeccanica SpA (Aerospace)                                                       88,000         52,247
Impregilo SpA* (Building)                                                         175,000         74,214
Italcementi SpA (Building)                                                          7,500         78,343
Mediaset SpA (Media)                                                                6,300         53,856
Saipem SpA (Oil & Gas)                                                             11,800         82,305
UniCredito Italiano SpA (Banks - Foreign)                                          22,100         96,681
                                                                                            ------------
                                                                                                 623,959
                                                                                            ------------
Netherlands (7.30%)
Aegon NV (Insurance)                                                                7,600         77,267
ASML Holding NV (NY Reg Shares)* (Electronics)                                      7,800         68,718
Euronext NV (Finance)                                                               3,800         83,968
Fugro NV (Engineering / R&D Services)                                               1,300         52,736
IHC Caland NV (Oil & Gas)                                                             800         41,292
ING Groep NV (Insurance)                                                            6,400        103,922
Royal Dutch Petroleum Co. (Oil & Gas)                                               2,600        106,343
TPG NV (Transport)                                                                  6,900        107,651
Unilever NV (Food)                                                                  1,500         94,497
                                                                                            ------------
                                                                                                 736,394
                                                                                            ------------
Norway (1.09%)
ProSafe ASA * (Oil & Gas)                                                           3,200         53,960
Statoil ASA (Oil & Gas)                                                             7,000         55,517
                                                                                            ------------
                                                                                                 109,477
                                                                                            ------------
Russia (2.16%)
Lukoil (ADR) (Oil & Gas)                                                              900         61,956
VimpelCom* (ADR) (Telecommunications)                                               1,700         67,762
YUKOS (ADR) (Oil & Gas)                                                               500         87,750
                                                                                            ------------
                                                                                                 217,468
                                                                                            ------------
Spain (7.54%)
Acciona SA (Building)                                                               1,400         67,183
Acesa Infraestructuras SA (Transport)                                               4,000         52,005
Actividades de Construccion y Servicios SA (Building)                               2,500         94,162
Banco Popular Espanol SA (Banks - Foreign)                                          1,600         77,566
Bankinter SA (Banks - Foreign)                                                      2,500         76,362
Corporacion Mapfre SA (Insurance)                                                  11,600        108,743
Endesa SA (Utilities)                                                               8,600        121,985
Iberia Lineas Aereas de Espana SA (Transport)                                      27,300         47,833
Telefonica SA* (Telecommunications)                                                10,404        115,063
                                                                                            ------------
                                                                                                 760,902
                                                                                            ------------

See notes to financial statements.

ISSUER                                                                          SHARES          VALUE
------                                                                          ------          -----
Sweden (3.00%)
Elekta AB (B Shares)* (Medical)                                                     7,900   $     85,957
Hennes & Mauritz AB (B Shares) (Retail)                                             4,500        100,126
Skandinaviska Enskilda Banken AB (A Shares) (Banks - Foreign)                      11,200        116,386
                                                                                            ------------
                                                                                                 302,469
                                                                                            ------------
Switzerland (6.62%)
Actelion Ltd.* (Medical)                                                            1,200         76,841
Converium Holding AG* (Insurance)                                                   1,000         45,160
Credit Suisse Group (Banks - Foreign)                                               5,000        119,443
Novartis AG (Medical)                                                               3,841        151,510
Roche Holding AG (Medical)                                                          1,700        108,169
SGS Societe Generale de Surveillance Holding SA (Business Services - Misc)            150         52,477
UBS AG (Banks - Foreign)                                                            2,400        113,869
                                                                                            ------------
                                                                                                 667,469
                                                                                            ------------
United Kingdom (34.76%)
Acambis Plc* (Medical)                                                             12,400         56,483
Arriva Plc (Transport)                                                             13,000         66,591
AstraZeneca Plc (Medical)                                                           3,400        133,407
Barclays Plc (Banks - Foreign)                                                     20,798        143,683
BG Group Plc (Oil & Gas)                                                           10,600         42,396
BHP Billiton Plc (Metal)                                                           16,912         86,495
BP Plc (Oil & Gas)                                                                 17,500        110,899
British Sky Broadcasting Group Plc* (Media)                                         9,300         96,392
Diageo Plc (Beverages)                                                             12,300        136,431
Gallaher Group Plc (Tobacco)                                                       16,300        154,356
GlaxoSmithKline Plc (Medical)                                                      12,300        246,519
HBOS Plc (Banks - Foreign)                                                         11,800        138,240
Imperial Tobacco Group Plc (Tobacco)                                                4,300         71,955
InterContinental Hotels Group Plc* (Leisure)                                        6,949         42,204
Kelda Group Plc (Utilities)                                                        15,000         98,653
Kingfisher Plc (Retail)                                                            14,000         54,708
Lloyds TSB Group Plc (Banks - Foreign)                                             14,900         97,995
Man Group Plc (Finance)                                                             8,000        134,893
Mitchells & Butler Plc* (Retail)                                                    6,949         23,545
mm02 Plc* (Telecommunications)                                                    109,000         97,122
National Grid Transco Plc (Utilities)                                              25,100        164,878
Northern Rock Plc (Banks - Foreign)                                                 5,700         65,183
Peninsular and Oriental Steam Navigation Co. (Transport)                           28,300         87,295
Reckitt Benckiser Plc (Soap & Cleaning Preparations)                                3,300         58,201
Royal Bank of Scotland Group Plc (Banks - Foreign)                                  8,892        233,215
Severn Trent Plc (Utilities)                                                        6,000         68,565
SkyePharma Plc* (Medical)                                                          93,000         73,576
Smith & Nephew Plc (Medical)                                                        9,600         64,020
Smiths Group Plc (Manufacturing)                                                    4,200         44,908
Tesco Plc (Retail)                                                                 27,700         87,658
Tullow Oil Plc* (Oil & Gas)                                                        67,700         74,735
Vodafone Group Plc (Telecommunications)                                           200,000        394,769
Wood Group (John) Plc (Oil & Gas)                                                  22,500         56,009
                                                                                            ------------
                                                                                               3,505,979
                                                                                            ------------

See notes to financial statements.

ISSUER                                                                          SHARES          VALUE
------                                                                          ------          -----
United States (0.99%)
Schlumberger Ltd. (Oil & Gas)                                                       1,600   $     67,088
Transocean, Inc. (Oil & Gas)                                                        1,700         32,385
                                                                                            ------------
                                                                                                  99,473
                                                                                            ------------
TOTAL COMMON STOCKS (95.93%)
(Cost $8,729,378)                                                                              9,673,405
                                                                                            ------------

PREFERRED STOCKS
Germany (2.41%)
Henkel KGaA (Chemicals)                                                               800         51,514
Porsche AG (Automobiles / Trucks)                                                     200         72,763
Wella AG (Cosmetics & Personal Care)                                                1,600        118,563
                                                                                            ------------
                                                                                                 242,840
                                                                                            ------------
TOTAL PREFERRED STOCKS (2.41%)
(Cost $206,151)                                                                                  242,840
                                                                                            ------------

RIGHTS
Netherlands (0.05%)
Aegon NV* (Insurance)                                                              13,300          5,409
                                                                                            ------------

TOTAL RIGHTS (0.05%)
(Cost $0)                                                                                          5,409
                                                                                            ------------

TOTAL INVESTMENTS (98.39%)                                                                     9,921,654
                                                                                            ------------
(Cost $8,935,529)

OTHER ASSETS AND LIABILITIES, NET (1.61%)                                                        162,382
                                                                                            ------------

TOTAL NET ASSETS (100.00%)                                                                  $ 10,084,036
                                                                                            ============

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

Portfolio Concentration
(unaudited)
This table shows the percentages of the Fund's investments aggregated by various industries as of April 30, 2003.

                                                      VALUE
                                                 AS A PERCENTAGE
INVESTMENT CATEGORIES                             OF NET ASSETS
---------------------                             -------------

Advertising                                            0.85%
Aerospace                                              0.52
Automobiles / Trucks                                   0.72
Banks - Foreign                                       17.15
Beverages                                              2.32
Building                                               3.11
Business Services - Misc                               1.22
Chemicals                                              1.72
Computers                                              0.57
Cosmetics & Personal Care                              1.18
Diversified Operations                                 0.88
Electronics                                            0.68
Engineering / R&D Services                             1.49
Finance                                                4.90
Food                                                   0.94
Insurance                                              4.17
Leisure                                                0.42
Manufacturing                                          0.45
Media                                                  2.41
Medical                                               13.56
Metal                                                  0.86
Oil & Gas                                             10.47
Pollution Control                                      0.81
Real Estate Operations                                 0.60
Retail                                                 2.64
Rubber - Tires & Misc                                  0.55
Soap & Cleaning Preparations                           0.58
Telecommunications                                    11.31
Tobacco                                                2.24
Transport                                              3.58
Utilities                                              5.49
                                                      -----
Total investments                                     98.39%
                                                      =====

See notes to financial statements.

                  John Hancock European Equity Fund

ASSETS AND        ASSETS
LIABILITIES       Investments at value (cost - $8,935,529)                                             $  9,921,654
April 30, 2003    Foreign cash at value (cost - $1,657)                                                       1,657
(unaudited)       Receivable for investments sold                                                         1,041,340
                  Dividends and interest receivable                                                          76,897
                  Receivable from affiliates                                                                  3,650
                  Other assets                                                                                  617
                  Total assets                                                                           11,045,815

                  LIABILITIES
                  Due to custodian                                                                          697,804
                  Payable for investments purchased                                                         242,587
                  Payable for shares repurchased                                                                760
                  Other payables and accrued expenses                                                        20,628
                  Total liabilities                                                                         961,779

                  NET ASSETS
                  Capital paid-in                                                                        18,732,639
                  Accumulated net realized loss on investments, options and
                   foreign currency transactions                                                         (9,643,855)
                  Net unrealized appreciation of investments and
                   translation of assets and liabilities in foreign currencies                              997,476
                  Accumulated net investment loss                                                            (2,224)
                  Net assets                                                                           $ 10,084,036

                  NET ASET VALUE PER SHARE
                  Based on net asset values and shares outstanding
                  Class A                                 (    $4,559,323  /  667,629   shares)        $       6.83
                  Class B                                 (    $5,289,823  /  801,603   shares)        $       6.60
                  Class C                                 (      $234,890  /  35,589    shares)        $       6.60

                  MAXIMUM OFFERING PRICE PER SHARE
                  Class A 1                               (  $             /  95% 6.83  )              $       7.19
                  Class C                                 (  $             /  99% 6.60  )              $       6.67

                  (1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

                      John Hancock European Equity Fund

OPERATIONS            INVESTMENT INCOME
For the period ended  Dividends (net of foreign witholding taxes of $15,510)         $  117,512
April 30, 2003        Interest                                                            2,301
(unaudited) (1)       Total investment income                                           119,813

                      EXPENSES
                      Investment management fee                                          48,622
                      Class A distribution and service fee                                7,976
                      Class B distribution and service fee                               26,268
                      Class C distribution and service fee                                1,170
                      Transfer agent fee                                                 49,481
                      Custodian fee                                                      23,103
                      Registration and filing fee                                        22,806
                      Printing                                                           14,791
                      Auditing fee                                                        2,382
                      Accounting and legal services fee                                   1,448
                      Trustee's fee                                                         571
                      Miscellaneous                                                         217
                      Total expenses                                                    198,835
                      Less expense reductions                                           (76,982)
                      Net expenses                                                      121,853

                      Net investment loss                                                (2,040)

                      REALIZED AND UNREALIZED GAIN (LOSS)

                      Net realized gain (loss) on
                       Investments                                                     (865,543)
                      Foreign currency transactions                                     (18,055)
                      Options                                                             6,652
                      Change in unrealized appreciation (depreciation) on
                      Investments                                                     1,468,917
                      Translation of assets and liabilities in foreign currencies        10,569
                      Net realized and unrealized gain                                  602,540
                      Increase in net assets from operations                         $  600,500

(1) Semiannual period from 11-1-02 through 4-30-03.

See notes to financial statements.

John Hancock European Equity Fund

                                                                           YEAR ENDED       PERIOD ENDED
                                                                            10-31-02         4-30-03 (1)
CHANGES IN  INCREASE (DECREASE) IN NET ASSETS
NET ASSETS  From operations
            Net investment loss                                            $   (66,022)     $     (2,040)
            Net realized loss                                               (3,026,167)         (876,946)
            Change in net unrealized appreciation (depreciation)               482,764         1,479,486
            Increase (decrease) in net assets resulting from operations     (2,609,425)          600,500

            From Fund share transactions                                    (2,487,052)       (1,964,964)

            NET ASSETS
            Beginning of period                                             16,544,977        11,448,500
            End of period (2)                                              $11,448,500      $ 10,084,036

            (1)   Semiannual period from 11-1-02 through 4-30-03. Unaudited.
            (2) Includes accumulated net investment loss of $184 and $2,224 respectively.

See notes to financial statements.

John Hancock  European Equity Fund
Financial Highlights
CLASS A SHARES

PERIOD ENDED                                                     10-31-98(1)  10-31-99   10-31-00   10-31-01   10-31-02   4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00       $10.07     $11.16     $10.98      $7.80      $6.44
Net investment income (loss) (3)                                    0.01        (0.04)     (0.06)        --(4)   (0.01)      0.01
Net realized and unrealized gain (loss) on investments              0.06         1.13      (0.12)     (3.18)     (1.35)      0.38
Total from investment operations                                    0.07         1.09      (0.18)     (3.18)     (1.36)      0.39
Net asset value, end of period                                    $10.07       $11.16     $10.98      $7.80      $6.44      $6.83
Total return (5,6) (%)                                              0.70(7)     10.82      (1.61)    (28.96)    (17.44)      6.06(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $12          $14        $13         $8         $6         $5
Ratio of expenses to average net assets (%)                       1.90 8         1.90       1.90       1.90       1.90       1.90(8)
Ratio of adjusted expenses to average net assets (9) (%)            3.31(8)      2.23       2.30       3.02       2.65       3.32(8)
Ratio of net investment income (loss) to average net assets (%)     0.16(8)     (0.38)     (0.52)      0.03      (0.08)      0.32(8)
Portfolio turnover (%)                                                31           64         97        260        198         83

See notes to financial statements.

John Hancock  European Equity Fund
Financial Highlights
CLASS B SHARES

PERIOD ENDED                                               10-31-98(1)  10-31-99  10-31-00  10-31-01   10-31-02   4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $11.07       $10.04    $11.06    $10.80      $7.62      $6.24
Net investment loss(3)                                       (0.04)       (0.12)    (0.15)    (0.06)     (0.06)     (0.01)
Net realized and unrealized gain (loss) on investments       (0.99)        1.14     (0.11)    (3.12)     (1.32)      0.37
Total from investment operations                             (1.03)        1.02     (0.26)    (3.18)     (1.38)      0.36
Net asset value, end of period                              $10.04       $11.06    $10.80     $7.62      $6.24      $6.60
Total return (5,6) (%)                                       (9.30)(7)    10.16     (2.35)   (29.44)    (18.11)      5.77(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $16          $15       $15        $8         $6         $5
Ratio of expenses to average net assets (%)                   2.60(8)      2.60      2.60      2.60       2.60       2.60(8)
Ratio of adjusted expenses to average net assets (9) (%)      4.01(8)      2.93      3.00      3.72       3.35       4.02
Ratio of net investment loss to average net assets (%)       (1.12)(8)    (1.08)    (1.23)    (0.67)     (0.78)     (0.39)(8)
Portfolio turnover (%)                                          31           64        97       260        198         83

See notes to financial statements.

John Hancock  European Equity Fund
Financial Highlights
CLASS C SHARES

PERIOD ENDED                                             10-31-99(1)   10-31-00   10-31-01   10-31-02   4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $10.64        $11.06     $10.80      $7.62      $6.24
Net investment loss(3)                                     (0.07)        (0.13)     (0.06)     (0.06)     (0.01)
Net realized and unrealized gain (loss) on investments      0.49         (0.13)     (3.12)     (1.32)      0.37
Total from investment operations                            0.42         (0.26)     (3.18)     (1.38)      0.36
Net asset value, end of period                            $11.06        $10.80      $7.62      $6.24      $6.60
Total return(5,6)(%)                                        3.95(7)      (2.35)    (29.44)    (18.11)      5.77(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       --(10)        --(10)     --(10)     --(10)     --(10)
Ratio of expenses to average net assets (%)                 2.60(8)       2.60       2.60       2.60       2.60(8)
Ratio of adjusted expenses to average net assets(9)(%)      2.93(8)       3.00       3.72       3.35       4.02(8)
Ratio of net investment loss to average net assets (%)     (1.17)(8)     (1.16)     (0.61)     (0.78)     (0.36)(8)
Portfolio turnover(%)                                         64            97        260        198         83

(1)   Class A, Class B and Class C shares began operations on 3-2-98, 6-1-98 and 3-1-99, respectively.
(2)   Semiannual period from 11-1-02 through 4-30-03. Unaudited
(3)   Based on the average of the shares outstanding.
(4)   Less than $0.01 per share.
(5)   Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)   Not annualized.
(8)   Annualized.
(9)   Does not take into consideration expense reductions during the periods shown.
(10)  Less than $500,000.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Accounting policies
John Hancock European Equity Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital growth.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:
Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation
All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Options
The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

The Fund had no written option transactions during the period ended April 30, 2003.

Forward foreign currency exchange contracts
The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on April 30, 2003.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $8,741,298 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows:

October 31, 2006, -- $821,474, October 31, 2007 -- $1,234,369,  October 31, 2009
--$3,678,367 and October 31, 2010 - $3,007,088.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions
with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's total expenses to 1.90%, 2.60% and 2.60% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. Accordingly, the expense reduction amounted to $76,982 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $3,447 with regard to sales of Class A shares. Of this amount, $387 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,340 was paid as sales commissions to unrelated broker-dealers and $720 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $62 with regard to sales of Class C shares, all of which was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $8,338 for Class B shares and none for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 150,000 shares of beneficial interest of the Fund on April 30, 2003.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

                      YEAR ENDED 10-31-02         PERIOD ENDED 4-30-03 (1)
                     SHARES         AMOUNT         SHARES         AMOUNT
CLASS A SHARES

Sold                 243,515     $1,801,403         42,385       $272,540
Repurchased         (359,333)    (2,672,712)      (248,077)    (1,644,807)
Net decrease        (115,818)     ($871,309)      (205,692)   ($1,372,267)

CLASS B SHARES
Sold                 146,815     $1,075,119         33,891       $211,487
Repurchased         (368,071)    (2,672,695)      (126,022)      (777,870)
Net decrease        (221,256)   ($1,597,576)       (92,131)     ($566,383)

CLASS C SHARES
Sold                 113,551       $805,510            998         $6,153
Repurchased         (117,426)      (823,677)        (5,158)       (32,467)
Net decrease          (3,875)      ($18,167)        (4,160)      ($26,314)

NET DECREASE        (340,949)   ($2,487,052)      (301,983)   ($1,964,964)

(1) Semiannual period from 11-1-02 through 4-30-03.  Unaudited.

NOTE D
Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $8,784,120 and $10,271,665, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $8,945,637. Gross unrealized appreciation and depreciation of investments aggregated $1,112,730 and $136,713, respectively, resulting in net unrealized appreciation of $976,017. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

NOTE E
Proposed reorganization
On November 19, 2002, the Trustees approved the reorganization of John Hancock European Equity Fund and John Hancock Global Fund into John Hancock International Fund, subject to approval by shareholders.

                               John Hancock Funds

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286
                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                             Sub-Investment Adviser
                      Nicholas-Applegate Capital Management
                                600 West Broadway
                           San Diego, California 92101
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

--------------------------------------------------------------------------------


                                  John Hancock

                                  Biotechnology
                                      FUND
SEMI
ANNUAL
REPORT

 4.30.03






                        Sign up for electronic delivery at
                        www.jhancock.com/funds/edelivery


[LOGO] John Hancock

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Table of contents
-----------------------------
Your fund at a glance
page 1
-----------------------------
Manager's report
page 2
-----------------------------
A look at performance
page 6
-----------------------------
Growth of $10,000
page 7
-----------------------------
Fund's investments
page 8
-----------------------------
Financial statements
page 10
-----------------------------
For your information
page 21
-----------------------------

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up - not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,


/s/Maureen R. Ford,
-------------------
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks long-term capital appreciation by investing primarily in stocks of U.S. and foreign companies principally engaged in the research, development and manufacture of various biotechnology products, services and processes.

Over the last six months

[ ] Biotechnology stocks rebounded modestly during the period, as regulatory conditions seemingly turned more favorable.
[ ] The Fund benefited from its holdings in some of the industry's best-known biotech companies, as investors warmed to the sector.
[ ] Holdings in suppliers to the biotech industry faltered due to declining spending by their customers.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Biotechnology Fund". Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 0% with 0.0% at the bottom and 1.0% at the top. The first bar represents the 0.54% total return for Class A. The second bar represents the 0.18% total return for Class B. The third bar represents the 0.18% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

12.0%    Amgen, Inc.
5.4%     Genzyme Corp.
5.1%     Genentech, Inc.
4.3%     Gilead Sciences, Inc.
4.2%     Neurocrine Biosciences, Inc.
4.2%     MedImmune, Inc.
4.0%     IDEC Pharmaceuticals Corp.
3.7%     Trimeris, Inc.
3.3%     ICOS Corp.
3.2%     Serona SA

As a percentage of net assets on April 30, 2003.

BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER


John Hancock
Biotechnology
Fund

MANAGER'S REPORT


The biotechnology stock sector
posted positive returns during the six months ended April 30, 2003, a welcome relief after its disappointing losses in the previous year. During the period, investors seemingly became more optimistic - albeit cautiously so - about the group, buoyed by a number of favorable developments. More drugs were put into clinical trials, which underscored the longer-term promise of this industry. In addition, large pharmaceutical companies continued to pay a premium for innovative new therapies, scooping up small biotech firms in the process. In another positive development, a spate of FDA approvals seemingly signaled an effective agenda on the part of the new commissioner of that agency. And a number of biotechnology companies reported revenue and earnings gains that exceeded investor expectations. Against that backdrop, large, well-established biotech companies tended to outperform smaller, more speculative ventures.

"The biotechnology stock sector posted a positive return..."

PERFORMANCE AND STRATEGY REVIEW
For the six months ended April 30, 2003, John Hancock Biotechnology Fund's Class A, Class B and Class C shares posted total returns of 0.54%, 0.18% and 0.18%, respectively, at net asset value. During the same period, the more broadly diversified average health/biotechnology fund had a total return of 4.99%, according to Lipper, Inc.1, while the Standard & Poor's 500 Index returned 4.47%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

While we were gratified that the biotechnology sector showed renewed signs of life during the past six months, our stock

--------------------------------------------------------------------------------
[A photo of Linda Miller flush right next to first paragraph.]
--------------------------------------------------------------------------------

selection worked against us during the period. Additionally, our investment focus on the narrow biotech sector may have curtailed our performance relative to our peers. Other funds in the peer group had broader investment parameters, giving them the ability to venture into better-performing health-care industry groups.

LEADERS AND LAGGARDS
Our largest holding was also one of the best performers. Amgen, the world's largest biotechnology company, enjoyed significantly higher sales and earnings. It benefited from its 2002 acquisition of Immunex, which gave it the arthritis drug Enbrel. Higher sales of anemia treatments Epogen and Aranesp, and drugs for boosting the immune systems of chemotherapy patients also helped. According to the company, another factor working in its favor was its ability to fill prescriptions for thousands of patients on a waiting list, thanks to increased manufacturing capacity. Another large holding that boosted performance was Genzyme, helped by the expected FDA approval of two new drugs used to treat rare genetic disorders, as well as its ability to correct problems with supplies of existing drugs.

Another winner was MedImmune, helped in part by the excitement generated by the company's expected introduction before the next flu season of a product called FluMist. This nasal spray influenza vaccine is considered by many users to be a more pleasant alternative to a flu shot. The company's existing products, particularly Synagis, used to treat premature infants at risk for respiratory distress, continued to gain wide acceptance by the medical community. Our holdings in Scios also posted attractive gains, in part because it

"Suppliers to the biotech industry generally disappointed us during the period."

was purchased by health-care giant Johnson & Johnson, which was attracted to Scios partly due to the company's experimental rheumatoid arthritis drug. Scios also enjoyed success from its congestive heart failure drug, which is in the process of early acceptance by hospitals.

SPENDING SLOWDOWN HURTS SUPPLIERS
Suppliers to the biotech industry generally disappointed us during the period. Many of these companies' earnings and revenues fell short of expectations due to cautious spending in the academic, pharmaceutical and biotech industries. Companies that were negatively affected by this trend included Affymetrix,

--------------------------------------------------------------------------------
[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-03." The chart is divided into two sections (from top to left): Common stocks 96%, and Short-term investments and other 4%.]
--------------------------------------------------------------------------------

which makes chips used for genetic research; Albany Molecular Research, a drug research and development company; and Charles River Laboratories, which provides research tools and support that enable drug discovery and development. Enzon, a biopharmaceutical company that develops, manufactures and markets therapies for life-threatening diseases, was also a disappointment mainly because investors tended to view with some skepticism the company's proposed merger with another biotech company.

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Amgen followed by an up arrow with the phrase "Strong demand for company's products." The second listing is MedImmune followed by an up arrow with the phrase "Investors anticipate approval of nasal spray vaccine." The third listing is Affymetrix followed by an up arrow with the phrase "Supplier suffers as drug, biotech companies curtail spending."]
--------------------------------------------------------------------------------

OUTLOOK
In our opinion, it's quite likely that the biotech group will continue to face some challenges in 2003, which may mean that the group will experience more volatility. There are always ongoing hurdles for the group, such as the risks involved in new product development; the rising costs of research, development, manufacturing and sales; and the weaker financial condition of payers for health care around the world. That said, we believe that there are things working in the group's longer-term favor, specifically the fact that as we live longer lives, we will require more and more health-care services and new biotech products. As a growing number of people enter their mature years, new scientific developments and improved efficiencies could serve as a catalyst for continued growth of the biotechnology sector.


"...we believe that there are things working in the group's longer-term favor..."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect her own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended April 30, 2003

The index used for comparison is the Standard & Poor's 500 Index, Index 1, an unmanaged index that includes 500 widely traded common stocks. Also shown on page 7 is the Nasdaq Biotechnology Index, Index 2, an unmanaged index that represents the largest and most actively traded Nasdaq biotechnology stocks.

It is not possible to invest in an index.


                            Class A         Class B          Class C      Index

Inception date               3-1-01          3-1-01           3-1-01         -
--------------------------------------------------------------------------------
Average annual returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
One year                    -23.35%         -23.94%          -21.54%    -13.30%

Since inception             -25.39%         -25.20%          -24.48%    -11.71%

--------------------------------------------------------------------------------
Cumulative total returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
Six months                   -4.45%          -4.82%           -1.89%       4.47%

One year                    -23.35%         -23.94%          -21.54%     -13.30%

Since inception             -46.95%         -46.65%          -45.54%     -23.62%


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000


This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

--------------------------------------------------------------------------------
Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $7,638 as of April 30, 2003. The second line represents Index 2 and is equal to $5,966 as of April 30, 2003. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, before sales charge, and is equal to $5,586 as of April 30, 2003. The fourth line represents the value of the same hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, after sales charge, and is equal to $5,305 as of April 30, 2003.
--------------------------------------------------------------------------------

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned by the Fund on April 30, 2003 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES                    ISSUER                                           VALUE

--------------------------------------------------------------------------------
COMMON STOCKS 95.60%                                                  $9,291,135
--------------------------------------------------------------------------------
(Cost $9,277,439)

Biotechnology 95.60%                                                   9,291,135
31,000                    Abgenix, Inc.*                                 294,500
13,554                    Adolor Corp.*+                                 189,620
6,500                     Affymetrix, Inc.*+                             120,575
19,000                    Amgen, Inc.*                                 1,164,890
10,000                    Amylin Pharmaceuticals, Inc.*+                 191,500
5,000                     Biogen, Inc.*                                  189,950
12,000                    BioMarin Pharmaceutical, Inc.*                 131,760
11,500                    Celgene Corp.*                                 306,015
7,500                     Cephalon, Inc.*+                               306,300
3,500                     Chiron Corp.*                                  142,905
5,000                     CV Therapeutics, Inc.*+                         99,900
8,000                     Enzon Pharmaceuticals, Inc.*                   109,760
13,000                    Genentech, Inc.*                               493,870
15,000                    Genta, Inc.*+                                  112,200
13,000                    Genzyme Corp.*                                 523,640
9,000                     Gilead Sciences, Inc.*                         415,260
22,500                    Human Genome Sciences, Inc.*                   263,025
12,000                    ICOS Corp.*+                                   321,000
12,000                    IDEC Pharmaceuticals Corp.*                    393,000
12,000                    ILEX Oncology, Inc.*                           160,680
18,000                    Kosan Biosciences, Inc.*                       117,720
45,000                    Medarex, Inc.*                                 187,650
15,000                    Medicines Co. (The)*                           308,250


See notes to
financial statements.

SHARES                    ISSUER                                           VALUE

11,500                    MedImmune, Inc.*                             $405,605
27,500                    Millennium Pharmaceuticals, Inc.*             302,500
12,500                    Myriad Genetics, Inc.*+                       149,000
9,000                     Neurocrine Biosciences, Inc.*+                407,250
6,000                     OSI Pharmaceuticals, Inc.*                    126,000
30,000                    Protein Design Labs, Inc.*                    297,900
23,000                    Serona SA, American Depositary
                           Receipt (ADR) (Switzerland)                  312,340
16,000                    Telik, Inc.*+                                 210,400
8,000                     Trimeris, Inc.*+                              355,120
15,000                    Vertex Pharmaceuticals, Inc. *                181,050


                                            INTEREST      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE          RATE        (000s OMITTED)     VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 33.28%                                        $3,233,796
--------------------------------------------------------------------------------
(Cost $3,233,796)

Joint Repurchase Agreement 10.95%
Investment in a joint repurchase agreement
 transaction with State Street Bank & Trust
 Co. - Dated 04-30-03, due 05-01-03 (Secured
 by U.S. Treasury Inflation Indexed Bond,
 3.875% due 04-15-29 and U.S. Treasury
 Inflation Indexed Notes, 3.000% thru 3.875%,
 due 01-15-07 thru 07-15-12)                    1.28%      $1,064     1,064,000

                                                           SHARES
Cash Equivalents 22.33%
AIM Cash Investment Trust**                             2,169,796     2,169,796

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 128.88%                                           $12,524,931
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (28.88%)                          ($2,806,439)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.00%                                            $9,718,492
--------------------------------------------------------------------------------

 + All or a portion of this security is on loan on April 30, 2003.

 * Non-income-producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                                                           See notes to
                                                           financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $12,511,235),
 including $2,127,251 of securities loaned                          $12,524,931
Cash                                                                        271
Receivable for investments sold                                         160,067
Receivable for shares sold                                                1,595
Interest receivable                                                          38
Other assets                                                                 60
Total assets                                                         12,686,962

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       756,398
Payable for shares purchased                                             14,345
Payable for securities on loan                                        2,169,796
Payable to affiliates                                                     3,501
Other payables and accrued expenses                                      24,430
Total liabilities                                                     2,968,470

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                      17,041,583
Accumulated net realized loss on investments                         (7,253,074)
Net unrealized appreciation of investments                               13,696
Accumulated net investment loss                                         (83,713)
Net assets                                                           $9,718,492

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($4,164,745 / 746,609 shares)                                     $5.58
Class B ($4,006,104 / 728,395 shares)                                     $5.50
Class C ($1,547,643 / 281,417 shares)                                     $5.50

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class A 1 ($5.58 / 95%)                                                   $5.87
Class C ($5.50 / 99%)                                                     $5.56


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2003
(unaudited)1

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Securities lending                                                       $7,489
Interest                                                                  3,103

Total investment income                                                  10,592

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                42,488
Class A distribution and service fee                                      6,121
Class B distribution and service fee                                     19,437
Class C distribution and service fee                                      7,369
Transfer agent fee                                                       36,117
Registration and filing fee                                              24,966
Auditing fee                                                              9,918
Printing                                                                  6,692
Custodian fee                                                             6,534
Accounting and legal services fee                                         1,261
Miscellaneous                                                             1,018
Advisory board expense                                                      546
Trustees' fee                                                               306
Interest expense                                                            112

Total expenses                                                          162,885
Less expense reductions                                                 (68,586)

Net expenses                                                             94,299

Net investment loss                                                     (83,707)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                     (1,081,626)
Change in net unrealized appreciation
 (depreciation) of investments                                        1,157,315

Net realized and unrealized gain                                         75,689

Decrease in net assets from operations                                  ($8,018)


1 Semiannual period from 11-1-02 through 4-30-03.


                                                           See notes to
                                                           financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and any increase or decrease in money shareholders invested in the Fund.

                                            YEAR                        PERIOD
                                            ENDED                        ENDED
                                            10-31-02                 4-30-03 1

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment loss                         ($209,026)               ($83,707)
Net realized loss                          (5,977,530)             (1,081,626)
Change in net unrealized appreciation
 (depreciation)                            (1,212,776)              1,157,315

Decrease in net assets resulting
 from operations                           (7,399,332)                 (8,018)

Distributions to shareholders
From net investment income
 Class A                                       (7,371)                      -

From Fund share transactions                5,858,644                (634,611)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                        11,909,180              10,361,121
End of period 2                           $10,361,121              $9,718,492


1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.
2 Includes accumulated net investment loss of $6 and $83,713, respectively.


See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.



PERIOD ENDED                                                10-31-01 1           10-31-02             4-30-03 2

---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.00              $9.49                $5.55
Net investment loss 3                                           (0.07)             (0.09)               (0.03)
Net realized and unrealized gain (loss) on investments          (0.44)             (3.84)                0.06
Total from investment operations                                (0.51)             (3.93)                0.03
Less distributions
From net investment income                                          -              (0.01)                   -

Net asset value, end of period                                  $9.49              $5.55                $5.58
Total return 4,5 (%)                                            (5.10) 6          (41.46)                0.54 6

---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $6                 $4                   $4
Ratio of expenses to average net assets (%)                      1.60 7             1.60                 1.60 7
Ratio of adjusted expenses to average net assets 8 (%)           4.34 7             2.59                 3.05 7
Ratio of net investment loss to average net assets (%)          (1.15) 7           (1.29)               (1.38) 7
Portfolio turnover (%)                                             63                 97                   61



                                                                                          See notes to
                                                                                          financial statements.

                                                                                                             13



FINANCIAL
HIGHLIGHTS

CLASS B SHARES



PERIOD ENDED                                                10-31-01 1           10-31-02            4-30-03 2

---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.00              $9.44               $5.49
Net investment loss 3                                           (0.13)             (0.14)              (0.05)
Net realized and unrealized gain (loss) on investments          (0.43)             (3.81)               0.06
Total from investment operations                                (0.56)             (3.95)               0.01

Net asset value, end of period                                  $9.44              $5.49               $5.50
Total return 4,5 (%)                                            (5.60) 6          (41.84)               0.18 6

---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $4                 $4                  $4
Ratio of expenses to average net assets (%)                      2.30 7             2.30                2.30 7
Ratio of adjusted expenses to average net assets 8 (%)           5.05 7             3.29                3.75 7
Ratio of net investment loss to average net assets (%)          (2.01) 7           (1.99)              (2.08) 7
Portfolio turnover (%)                                             63                 97                  61


See notes to
financial statements.

14


FINANCIAL
HIGHLIGHTS

CLASS C SHARES



PERIOD ENDED                                                10-31-01 1           10-31-02            4-30-03 2

---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.00               $9.44               $5.49
Net investment loss 3                                          (0.13)              (0.14)              (0.05)
Net realized and unrealized gain (loss) on investments         (0.43)              (3.81)               0.06
Total from investment operations                               (0.56)              (3.95)               0.01

Net asset value, end of period                                 $9.44               $5.49               $5.50
Total return 4,5 (%)                                           (5.60) 6           (41.84)               0.18 6

---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                           $2                  $2                  $2
Ratio of expenses to average net assets (%)                     2.30 7              2.30                2.30 7
Ratio of adjusted expenses to average net assets 8 (%)          5.05 7              3.29                3.75 7
Ratio of net investment loss to average net assets (%)         (2.07) 7            (1.99)              (2.08) 7
Portfolio turnover (%)                                            63                  97                  61

1 Class A, Class B and Class C shares began operations on 3-1-01.
2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Does not take into consideration expense reductions during the periods shown.


                                                                                          See notes to
                                                                                          financial statements.

                                                                                                             15


NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies
John Hancock Biotechnology Fund (the "Fund") is a nondiversified series of John
Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service.
Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's


16


custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations
Income,   common  expenses  and  realized  and  unrealized  gains  (losses)  are determined at the fund level and  allocated  daily to each class of shares based on the  appropriate  net  assets of the  respective  classes.  Distribution  and service  fees,  if any,  are  calculated  daily at the class  level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly  identifiable  to an individual  fund.
Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending
The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $2,127,251 collateralized by cash in the amount of $2,169,796. The cash collateral was invested in a short-term instrument.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.
Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $5,313,084 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.
To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October
31, 2009 - $139,642 and October 31, 2010 - $5,173,442.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from


                                                                              17


net  investment   income  and  net  realized  gains  on  the  ex-dividend  date.
Distributions  paid by the  Fund  with  respect  to each  class  of  shares  are calculated  in the same  manner,  at the same  time and are in the same  amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first
$500,000,000 of the Fund's average daily net asset value, (b) 0.85% of the next
$500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.30% of the Funds' average daily net assets, at least until February 28, 2004. Accordingly, the expense reduction amounted to $68,586 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the
Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $6,938 with regard to sales of Class A shares. Of this amount, $1,037 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,488 was paid as sales commissions to unrelated broker-dealers and $1,413 was paid as sales commissions to sales personnel of Signator
Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $531 with regard to sales of Class C shares. Of this amount, $422 was paid as sales commissions to unrelated broker-dealers and $109 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser


18


of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $8,186 for Class B shares and $119 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments, for which the Fund pays the advisory board a fee.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on April 30, 2003.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated
Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation
Plan investments had no impact on the operations of the Fund.


                                                                              19


NOTE C
Fund share transactions
This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                        YEAR ENDED 10-31-02                    PERIOD ENDED 4-30-03 1
                                   SHARES            AMOUNT             SHARES               AMOUNT

-----------------------------------------------------------------------------------------------------
CLASS A SHARES
-----------------------------------------------------------------------------------------------------
Sold                               409,749       $3,245,104             89,517             $480,384
Distributions reinvested               389            3,952                  -                    -
Repurchased                       (209,765)      (1,422,329)          (156,407)            (825,367)
Net increase (decrease)            200,373       $1,826,727            (66,890)           ($344,983)

-----------------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Sold                               656,696       $5,487,821             69,121             $362,275
Repurchased                       (275,485)      (1,934,504)          (124,555)            (650,314)
Net increase (decrease)            381,211       $3,553,317            (55,434)           ($288,039)

-----------------------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Sold                                97,638         $826,162             34,855             $183,653
Repurchased                        (58,498)        (347,562)           (35,044)            (185,242)
Net increase (decrease)             39,140         $478,600               (189)             ($1,589)

-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)            620,724       $5,858,644           (122,513)           ($634,611)
-----------------------------------------------------------------------------------------------------

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment
transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $5,682,361 and $6,705,825, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $13,000,927. Gross unrealized appreciation and depreciation of investments aggregated $696,461 and $1,172,457, respectively, resulting in net unrealized depreciation of $475,996. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


--------------------------------------------------------------------------------

HOW TO
CONTACT US


On the Internet                       www.jhfunds.com

By regular mail                       John Hancock Signature Services, Inc.
                                      1 John Hancock Way, Suite 1000
                                      Boston, MA 02217-1000

By express mail                       John Hancock Signature Services, Inc.
                                      Attn:  Mutual Fund Image Operations
                                      529 Main Street
                                      Charlestown, MA 02129

Customer service representatives      1-800-225-5291

24-hour automated information         1-800-338-8080

TDD line                              1-800-554-6713


                                                                              21
--------------------------------------------------------------------------------

[LOGO] John Hancock


1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of the shareholders of the John Hancock Biotechnology Fund.


                                                                      730SA 4/03
                                                                            6/03

John Hancock
Health
Sciences Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing primar-
ily in stocks of
U.S. and foreign
health-care
companies.

Over the last six months

* Health-care stocks kept pace with the overall stock market, but subsectors posted mixed results.

* The Fund benefited from its biotech and health-equipment company holdings.

* Health-care facility companies, including hospital systems, were the biggest disappointments.

[Bar chart with heading "John Hancock Health Sciences Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.70% total return for Class A. The second bar represents the 1.33% total return for Class B. The third bar represents the 1.33% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 6.4%   Pfizer, Inc.
 6.2%   Amgen, Inc.
 5.9%   Medtronic, Inc.
 5.4%   Johnson & Johnson
 3.5%   UnitedHealth Group, Inc.
 3.3%   Merck & Co., Inc.
 3.2%   Forest Laboratories, Inc.
 3.1%   Lilly (Eli) & Co.
 3.0%   Stryker Corp.
 2.6%   Varian Medical Systems, Inc.

As a percentage of net assets on April 30, 2003.



MANAGER'S
REPORT

BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Health Sciences Fund

As a group, health-care stocks generally performed in line with the overall stock market over the last six months, enjoying a bit of a rebound. Part of health care's strength stemmed from investors' concerns about the strength of an economic recovery. Health-care companies generally aren't dependent on an upturn in the economy to do well. That said, the various industry groups that comprise the health-care sector posted mixed results. Makers of high-technology medical equipment -- such as those offering orthopedic implants, cardiovascular devices, diagnostic and oncology treatment systems and others -- benefited from a robust new-product cycle, industry consolidation, the relatively strong financial position of their customers (primarily hospitals) and increasing demand from the aging U.S. and European populations. In addition, these companies generally were helped by favorable currency trends. As the U.S. dollar declined in value relative to the euro, many of these companies -- whose products became cheaper in euro terms and thus more competitive -- enjoyed significant increases in European sales. Managed care companies such as HMOs benefited from better financial results based on some moderation in medical cost increases, rising premiums for health insurance products and seasonal factors. Drug stocks continued to face the challenges of patent expirations, regulatory scrutiny of manufacturing procedures, inventory management and the lack of new-product approvals. Biotech stock returns, generally the most volatile in this group, varied from relatively strong gains for the more visible, established companies and those who enjoyed positive new-product or reimbursement developments, to weaker results for companies with negative clinical developments or disappointing revenue and earnings performance.

"...health-care stocks
 generally performed
 in line with the overall
 stock market..."

PERFORMANCE AND STRATEGY REVIEW

For the six months ended April 30, 2003, John Hancock Health Sciences Fund's Class A, Class B and Class C shares posted total returns of 1.70%, 1.33% and 1.33%, respectively, at net asset value. The Fund's returns lagged the 4.99% return of the average health-care/biotechnology fund, according to Lipper, Inc.1 In this period, the broad Standard & Poor's 500 Index returned 4.47%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

[A photo of Linda Miller flush right next to first paragraph.]

We believe a key reason for the Fund's lag was our overweighting -- relative to the overall health sector -- in companies that distribute drugs. It stands to reason that if drug companies sell more drugs, which they did during the period, then companies that distribute those drugs would prosper. Unfortunately, many drug distributors came under pressure because the drug companies streamlined operations, cutting into the margins of the companies that service them. Against that backdrop, Cardinal Health was one of our biggest disappointments during the period.

"We also enjoyed good
 returns from our holdings
 in health-care equipment
 companies..."

BIOTECH, EQUIPMENT STOCKS BOOST RETURNS

One of the biggest positive contributors to the Fund's performance during the period was Amgen, the world's largest biotechnology company. Amgen enjoyed significantly higher sales, benefiting from its 2002 acquisition of Immunex, which gave it the arthritis drug Enbrel. Higher sales of anemia treatments Epogen and Aranesp and drugs for boosting the immune systems of chemotherapy patients also helped. According to the company, another factor working in its favor was its ability to fill prescriptions for thousands of patients on a waiting list, thanks to increased manufacturing capacity. Another biotech company that helped performance was Genzyme, profiting from the expected FDA approval of two new drugs, as well as its ability to correct problems with supplies of existing drugs.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical devices & products 22%, the second is Drugs-biotechnology 21%, the third Drugs-major 15%, the fourth
Drugs-specialty & generic 11% and the fifth Drugs-diversified 8 %.]

We also enjoyed good returns from our holdings in health-care equipment companies -- the manufacturers of heart devices, artificial knees, hips and shoulders and other medical products -- including Medtronic, St. Jude Medical, Integra LifeSciences and Stryker. While the weak economy, war with Iraq and bad weather curtailed demand for nonessential medical procedures, the demand for life-saving and essential medical procedures continued to expand. Many of these companies also were helped by new products and improving reimbursement trends. Thoratech, for example, was boosted by Medicare's decision to pay for an artificial pump to keep the blood flowing in heart-failure patients too sick for a heart transplant.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-03." The chart is divided into two sections (from top to left): Common stocks 94% and Short-term investments & other 6%.]

War, weather and the economy, however, did hold back some of our health-care facilities companies, which saw a decline in patient traffic. HCA, a leading hospital company, posted lower-than-expected earnings due to those factors and others, including intensifying pressure from managed care companies and heightened competition in some markets.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Amgen followed by an up arrow with the phrase "Strong demand for company's products." The second listing is Thoratech followed by an up arrow with the phrase "Medicare agrees to pay for heart pump." The third listing is Cardinal Health followed by a down arrow with the phrase "Revenues squeezed by drug makers."]

Large pharmaceutical company returns were inconsistent. Merck and Eli Lilly turned in positive results, while Pfizer -- plagued by investors' concerns over its mega-acquisition of Pharmacia -- lagged during the period.

OUTLOOK

In our opinion, it's quite likely that the health-care group will continue to face some challenges in 2003, which may mean that the group experiences ongoing volatility. A rebound in economic growth, for example, may prompt investors to move away from this sector into faster-growing industry groups. And there are always ongoing hurdles for the group, such as the risks involved in new-product development; the rising costs of research, development, manufacturing and sales; and the weaker financial condition of payers for health care around the world. That said, we believe that there are also a number of positives working in the group's longer-term favor including an aging world population, continued innovation and discovery in the field of medical sciences and reduced near-term political risk.

"...we believe that there are
 also a number of positives
 working in the group's
 longer-term favor..."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect her own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Standard & Poor's 500
Index, Index 1, an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Russell 3000
Healthcare Index,
Index 2, a capitaliza-
tion-weighted index
composed of compa-
nies involved in medical
services or health care.

It is not possible to
invest in an index.

                              Class A      Class B      Class C        Index 1

Inception date                10-1-91       3-7-94       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                       -15.57%      -16.16%      -13.52%      -13.30%
Five years                       0.75%        0.70%          --        -2.42%
Ten years                       11.70%          --           --         9.66%
Since inception                    --         9.08%        0.87%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -3.37%       -3.67%       -0.68%        4.47%
One year                       -15.57%      -16.16%      -13.52%      -13.30%
Five years                       3.80%        3.56%          --       -11.54%
Ten years                      202.24%          --           --       151.49%
Since inception                    --       121.42%        3.69%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $37,979 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund, before sales charge, and is equal to $31,823 as of April 30, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $30,224 as of April 30, 2003. The fourth line represents Index 1 and is equal to $25,149 as of April 30, 2003.

                                    Class B 1    Class C 1
Period beginning                     3-7-94       3-1-99
Without sales charge                $22,142      $10,473
With maximum sales charge                --      $10,368
Index 1                             $23,124       $7,844
Index 2                             $35,652       $9,279

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 94.44%                                                                                     $250,336,439
(Cost $190,591,160)

Drugs -- Biotechnology 20.55%                                                                              54,464,989
 65,000  Adolor Corp.* +                                                                                      909,350
270,000  Amgen, Inc.* +                                                                                    16,553,700
100,000  Amylin Pharmaceuticals, Inc.* +                                                                    1,915,000
 35,000  Biogen, Inc.* +                                                                                    1,329,650
 90,000  BioMarin Pharmaceutical, Inc.*                                                                       988,200
 70,000  Celgene Corp.* +                                                                                   1,862,700
 75,000  Cephalon, Inc. +                                                                                   3,063,000
 30,000  Chiron Corp. * +                                                                                   1,224,900
 55,000  CV Therapeutics, Inc.* +                                                                           1,098,900
110,000  Genentech, Inc.* +                                                                                 4,178,900
 65,000  Genzyme Corp.*                                                                                     2,618,200
 31,946  Gilead Sciences, Inc.*                                                                             1,473,989
120,000  Human Genome Sciences, Inc.*                                                                       1,402,800
 55,000  ICOS Corp.* +                                                                                      1,471,250
 90,000  IDEC Pharmaceuticals Corp.* +                                                                      2,947,500
105,000  Kosan Biosciences, Inc. *                                                                            686,700
 70,000  Medicines Co. (The)* +                                                                             1,438,500
 55,000  MedImmune, Inc.*                                                                                   1,939,850
185,000  Millennium Pharmaceuticals, Inc.* +                                                                2,035,000
 50,000  Neurocrine Biosciences, Inc.* +                                                                    2,262,500
 50,000  Trimeris, Inc.* +                                                                                  2,219,500
 70,000  Vertex Pharmaceuticals, Inc. *                                                                       844,900

Drugs -- Diversified 7.80%                                                                                 20,669,450
155,000  Abbott Laboratories                                                                                6,297,650
255,000  Johnson & Johnson                                                                                 14,371,800

Drugs -- Major 15.42%                                                                                      40,876,300
 80,000  AstraZeneca Plc American Depositary
           Receipts (ADR) (United Kingdom)                                                                  3,189,600
130,000  Lilly (Eli) & Co.                                                                                  8,296,600
150,000  Merck & Co., Inc.                                                                                  8,727,000
 95,000  Novartis AG (ADR) (Switzerland) +                                                                  3,750,600
550,000  Pfizer, Inc.                                                                                      16,912,500

Drugs -- Specialty and Generic 10.90%                                                                      28,883,850
100,000  aaiPharma, Inc.*+                                                                                  1,130,000
 70,000  Alcon, Inc.* (Switzerland)                                                                         3,083,500
 40,000  Allergan, Inc.                                                                                     2,810,000
 41,000  Barr Laboratories, Inc.*                                                                           2,279,600
 80,000  Biovail Corp.* (Canada)                                                                            2,892,000
165,000  Forest Laboratories, Inc.* +                                                                       8,533,800
 50,000  Medicis Pharmaceutical Corp. (Class A)* +                                                          2,882,000
 60,000  Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                 2,802,000
 85,000  Watson Pharmaceutical, Inc.*                                                                       2,470,950

Drugs & Sundries -- Wholesale 2.99%                                                                         7,931,950
 75,000  AmerisourceBergen Corp. +                                                                          4,338,750
 65,000  Cardinal Health, Inc.                                                                              3,593,200

Health Care -- Hospitals 1.51%                                                                              4,012,500
125,000  HCA, Inc.                                                                                          4,012,500

Health Care -- Services 5.71%                                                                              15,139,600
 70,000  Advisory Board Co. (The)* +                                                                        2,563,400
110,000  Caremark Rx, Inc.*                                                                                 2,190,100
 75,000  Charles River Laboratories International, Inc.*                                                    2,036,250
135,000  Covance, Inc.*                                                                                     2,393,550
115,000  DaVita, Inc.* +                                                                                    2,371,300
 60,000  Quest Diagnostics, Inc.* +                                                                         3,585,000

Instruments -- Scientific 0.60%                                                                             1,580,400
 60,000  Affymetrix, Inc.* +                                                                                1,113,000
 60,000  Bruker AXS, Inc.*                                                                                    123,600
 20,000  Robbins & Myers, Inc.                                                                                343,800

Insurance 7.28%                                                                                            19,305,900
 60,000  Anthem, Inc.* +                                                                                    4,118,400
 50,000  Mid Atlantic Medical Services, Inc.*                                                               2,177,500
100,000  UnitedHealth Group, Inc.                                                                           9,213,000
 50,000  Wellpoint Health Networks, Inc.* +                                                                 3,797,000

Medical Devices and Products 21.68%                                                                        57,471,500
 60,000  Biomet, Inc.                                                                                       1,827,600
 65,000  Boston Scientific Corp.* +                                                                         2,798,250
 50,000  CTI Molecular Imaging, Inc.* +                                                                       918,000
 80,000  DENTSPLY International, Inc.                                                                       2,996,000
 85,000  Diagnostic Products Corp.                                                                          3,357,500
 70,000  Edwards Lifesciences Corp.* +                                                                      2,020,900
 45,000  ICU Medical, Inc.* +                                                                               1,430,100
 85,000  Integra LifeSciences Holdings* +                                                                   2,268,650
325,000  Medtronic, Inc.                                                                                   15,515,500
 75,000  St. Jude Medical, Inc.*                                                                            3,934,500
120,000  Stryker Corp. +                                                                                    8,041,200
100,000  Thoratec Corp.* +                                                                                  1,375,000
130,000  Varian Medical Systems, Inc.*                                                                      7,001,800
 85,000  Zimmer Holdings, Inc.* +                                                                           3,986,500

                                                                            INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                              RATE   (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 34.48%                                                                             $91,380,699
(Cost $91,380,699)

Joint Repurchase Agreement 6.40%
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust
Co. -- Date 04-30-03, due 05-01-03 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%
due 04-15-29, U.S. Treasury Inflation Indexed
Notes 3.875% due 01-15-07 and 3.000%
due 07-15-12)                                                                  1.280%        $16,967       16,967,000

                                                                                              SHARES
Cash Equivalents 28.08%
AIM Cash Investment Trust **                                                              74,413,699       74,413,699

TOTAL INVESTMENTS 128.92%                                                                                $341,717,138

OTHER ASSETS AND LIABILITIES, NET (28.92%)                                                               ($76,653,337)

TOTAL NET ASSETS 100.00%                                                                                 $265,063,801


 + All or a portion of this security is on loan on April 30, 2003.

 * Non-income-producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2003
(unaudited) 1

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $281,971,859)
  including $72,954,607 of securities loaned                     $341,717,138
Receivable for investments sold                                     2,845,781
Receivable for shares sold                                             29,756
Dividends and interest receivable                                      45,048
Other assets                                                           10,837

Total assets                                                      344,648,560

LIABILITIES
Due to custodian                                                      118,147
Payable for investments purchased                                   4,208,978
Payable for shares repurchased                                         80,752
Payable for securities on loan                                     74,413,699
Payable to affiliates                                                 683,038
Other payables and accrued expenses                                    80,145

Total liabilities                                                  79,584,759

NET ASSETS
Capital paid-in                                                   245,748,521
Accumulated net realized loss on investments                      (38,390,243)
Net unrealized appreciation of investments and
  translation of assets and liabilities in foreign currencies      59,745,363
Accumulated net investment loss                                    (2,039,840)

Net assets                                                       $265,063,801

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($105,212,955 [DIV] 2,983,818 shares)                          $35.26
Class B ($148,450,234 [DIV] 4,522,534 shares)                          $32.82
Class C ($11,400,612 [DIV] 347,331 shares)                             $32.82

MAXIMUM OFFERING PRICE PER SHARE
Class A1 ($35.26 [DIV] 95%)                                            $37.12
Class C ($32.82 [DIV] 99%)                                             $33.15

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $11,587)              $698,838
Securities lending                                                     98,708
Interest                                                               75,741

Total investment income                                               873,287

EXPENSES
Investment management fee                                           1,025,814
Class A distribution and service fee                                  155,140
Class B distribution and service fee                                  749,957
Class C distribution and service fee                                   56,676
Transfer agent fee                                                    736,609
Accounting and legal services fee                                      55,471
Custodian fee                                                          30,027
Registration and filing fee                                            28,094
Printing                                                               17,436
Auditing fee                                                           16,829
Advisory board expense                                                 15,594
Trustees' fee                                                           9,117
Miscellaneous                                                           8,829
Legal fee                                                               1,708
Interest expense                                                          344

Total expenses                                                      2,907,645

Net investment loss                                                (2,034,358)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                   (2,781,597)
Change in net unrealized appreciation
  (depreciation) of
Investments                                                         8,062,804
Translation of assets and liabilities in foreign currencies                24

Net realized and unrealized gain                                    5,281,231

Increase in net assets from operations                             $3,246,873

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment loss                                ($5,230,634)  ($2,034,358)
Net realized loss                                  (15,488,263)   (2,781,597)
Change in net unrealized
  appreciation (depreciation)                      (31,410,259)    8,062,828
Increase (decrease) in net assets
  resulting from operations                        (52,129,156)    3,246,873
From Fund share transactions                       (54,454,608)  (21,973,281)

NET ASSETS
Beginning of period                                390,373,973   283,790,209

End of period 2                                   $283,790,209  $265,063,801

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $5,482 and $2,039,840, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $30.25      $33.89      $34.28      $49.99      $40.06      $34.67
Net investment loss 2                                    (0.23)      (0.18)      (0.33)      (0.37)      (0.41)      (0.19)
Net realized and unrealized
  gain (loss) on investments                              4.38        0.57       16.04       (5.99)      (4.98)       0.78
Total from
  investment operations                                   4.15        0.39       15.71       (6.36)      (5.39)       0.59
Less distributions
From net realized gain                                   (0.51)         --          --       (3.57)         --          --

Net asset value,
  end of period                                         $33.89      $34.28      $49.99      $40.06      $34.67      $35.26
Total return 3 (%)                                       13.91        1.15       45.83      (13.56)     (13.45)       1.70 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $84         $93        $178        $145        $110        $105
Ratio of expenses to
  average net assets (%)                                  1.61        1.60        1.50        1.50        1.59        1.77 5
Ratio of net investment loss
  to average net assets (%)                              (0.71)      (0.52)      (0.75)      (0.87)      (1.06)      (1.11) 5
Portfolio turnover (%)                                      39          61         147          91          85          38

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $29.40      $32.69      $32.83      $47.55      $37.68      $32.39
Net investment loss 2                                    (0.45)      (0.41)      (0.60)      (0.63)      (0.63)      (0.29)
Net realized and unrealized
  gain (loss) on investments                              4.25        0.55       15.32       (5.67)      (4.66)       0.72
Total from
  investment operations                                   3.80        0.14       14.72       (6.30)      (5.29)       0.43
Less distributions
From net realized gain                                   (0.51)         --          --       (3.57)         --          --

Net asset value,
  end of period                                         $32.69      $32.83      $47.55      $37.68      $32.39      $32.82
Total return 3 (%)                                       13.11        0.43       44.84      (14.18)     (14.04)       1.33 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $124        $152        $294        $231        $162        $148
Ratio of expenses to
  average net assets (%)                                  2.31        2.30        2.20        2.20        2.29        2.47 5
Ratio of net investment loss
  to average net assets (%)                              (1.41)      (1.22)      (1.46)      (1.57)      (1.76)      (1.81) 5
Portfolio turnover (%)                                      39          61         147          91          85          38

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 6  10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $33.94      $32.83      $47.55      $37.68      $32.39
Net investment loss 2                                    (0.28)      (0.64)      (0.63)      (0.63)      (0.29)
Net realized and unrealized
  gain (loss) on investments                             (0.83)      15.36       (5.67)      (4.66)       0.72
Total from investment operations                         (1.11)      14.72       (6.30)      (5.29)       0.43
Less distributions
From net realized gain                                      --          --       (3.57)         --          --

Net asset value, end of period                          $32.83      $47.55      $37.68      $32.39      $32.82
Total return 3 (%)                                       (3.27) 4    44.84      (14.18)     (14.04)       1.33 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2         $14         $15         $12         $11
Ratio of expenses to average net assets (%)               2.40 5      2.20        2.20        2.29        2.47 5
Ratio of net investment loss to
  average net assets (%)                                 (1.30) 5    (1.50)      (1.58)      (1.76)      (1.81) 5
Portfolio turnover (%)                                      61         147          91          85          38

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Class C shares began operations on 3-1-99.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Health Sciences Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than invest -ments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distri bution and service fees, ifany, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commit -ment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $72,954,607 collateralized by cash in the amount of $74,413,699. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $29,055,115 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $16,212,040 and October 31, 2010 -- $12,843,075.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's daily average net asset value in excess of $200,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $92,746 with regard to sales of Class A shares. Of this amount, $11,688 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $64,852 was paid as sales commissions to unrelated broker-dealers and $16,206 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $9,183 with regard to sales of Class C shares. Of this amount, $8,905 was paid as sales commissions to unrelated broker-dealers and $278 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $182,298 for Class B shares and $903 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments, for which the Fund pays the advisory board a fee.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                           YEAR ENDED 10-31-02          PERIOD ENDED 4-30-03 1
                      SHARES            AMOUNT       SHARES           AMOUNT
CLASS A SHARES
Sold                 811,501       $30,907,585      310,941      $10,634,697
Repurchased       (1,238,558)      (46,192,043)    (510,577)     (17,343,705)
Net decrease        (427,057)     ($15,284,458)    (199,636)     ($6,709,008)

CLASS B SHARES
Sold                 629,775       $23,090,576      163,982       $5,231,833
Repurchased       (1,767,118)      (61,384,888)    (630,193)     (19,937,758)
Net decrease      (1,137,343)     ($38,294,312)    (466,211)    ($14,705,925)

CLASS C SHARES
Sold                  97,382        $3,575,235       34,505        $1,103,239
Repurchased         (128,009)       (4,451,073)     (52,616)      (1,661,587)
Net decrease         (30,627)        ($875,838)     (18,111)       ($558,348)

NET DECREASE      (1,595,027)     ($54,454,608)    (683,958)    ($21,973,281)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $97,931,460 and $133,045,745, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $285,767,749. Gross unrealized appreciation and depreciation of investments aggregated $60,621,022 and $4,671,633, respectively, resulting in net unrealized appreciation of $55,949,389. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.


OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Spectrum Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund
--------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund
--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Bond Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund
--------------------------------------------------------
International         International Fund
                      Pacific Basin Equities Fund
--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund
--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President
and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                       www.jhfunds.com

By regular mail                       John Hancock Signature Services, Inc.
                                      1 John Hancock Way, Suite 1000
                                      Boston, MA 02217-1000

By express mail                       John Hancock Signature Services, Inc.
                                      Attn: Mutual Fund Image Operations
                                      529 Main Street
                                      Charlestown, MA 02129

Customer service representatives      1-800-225-5291

24-hour automated information         1-800-338-8080

TDD line                              1-800-554-6713


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1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
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This report is for the information of
the shareholders of the John Hancock
Health Sciences Fund.

280SA   4/03
        6/03






John Hancock
Pacific Basin
Equities Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

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center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 25



Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing
primarily in stocks
of companies
located in the
Pacific Basin.

Over the last six months

* The buildup to the U.S.-led war against Iraq created uncertainty and unsettled the international stock markets.

* Global economic growth remained sluggish.

* Growth stocks appeared to be coming back into favor.

[Bar chart with heading "John Hancock Pacific Basin Equities Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 7% with -14% at the bottom and 0% at the top. The first bar represents the -11.81% total return for Class A. The second bar represents the -12.16% total return for Class B. The third bar represents the -12.16% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.4%   Samsung Electronics Co., Ltd.
 3.3%   Toyota Motor Corp.
 3.1%   BYD Co., Ltd.
 2.5%   Hyundai Department Store Co., Ltd.
 2.5%   Hoya Corp.
 2.5%   Shinsegae Co., Ltd.
 2.4%   Shinhan Financial Group Co., Ltd.
 2.3%   Taiwan Semiconductor Manufacturing Co. Ltd.
 2.3%   Ssangyong Motor Co.
 2.3%   Chartered Semiconductor Manufacturing Ltd.

As a percentage of net assets on April 30, 2003.



BY SHU NUNG LEE, CFA, FOR THE NICHOLAS-APPLEGATE CAPITAL MANAGEMENT PORTFOLIO MANAGEMENT TEAM

John Hancock
Pacific Basin Equities Fund

MANAGERS'
REPORT

The international stock markets endured yet another challenging period during the six months ended April 30, 2003. Sluggish economic growth worldwide, the specter of war in Iraq and deteriorating conditions in the German and Japanese financial systems dampened investor sentiment. Amid such uncertainty, Pacific Rim equities lost ground in the period, with the representative MSCI All Country Pacific Free Index returning -4.98%.

In early October, shortly before the period began, international equities, which became sharply oversold in the third quarter, rallied as many beaten-down stocks rebounded. Late in 2002, international stocks retreated somewhat as concerns arose that per-share earnings estimates remained high.

"Amid such uncertainty,
 Pacific Rim equities lost
 ground in the period..."

The new year opened with investors holding high hopes, but declines in each month of the first quarter dashed those hopes, as a combination of war worries and weak economic data spurred a sell-off in stocks. In developed markets, European equities outperformed Japanese equities, in part due to a somewhat stronger euro and slightly weaker yen. Asian performance was hurt most by negative returns in Korea, India and China. In April, the international stock markets staged a strong rally as the situation in Iraq appeared to be nearing resolution, energy prices moderated and earnings -- although still weak -- came in slightly better than anticipated. However, Pacific Rim equities advanced significantly less than their counterparts in the United States and Europe.

FUND PERFORMANCE EXPLAINED

For the six months ended April 30, 2003, John Hancock Pacific Basin Equities Fund's Class A, Class B and Class C shares posted total returns of -11.81%, -12.16% and -12.16%, respectively, at net asset value. During the same period, the average Pacific region fund returned
-6.57%, according to Lipper, Inc.,1 while the benchmark MSCI All
Country Pacific Free Index fell 4.98%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund's underperformance relative to its peers and benchmark was largely the result of disappointing stock selection in the producers/manufacturing, financial services and consumer services sectors. In particular, holdings in Japanese financial firms negatively influenced both absolute and relative returns, as did investments in leisure/gaming companies and electronic instruments manufacturers. By country, Japanese and Australian stocks hurt the portfolio despite underweight positions in both nations.

"...stock selection and over
 weight exposure to the
 consumer nondurables
 sector...proved to be the
 lone bright spot..."

On the positive side, stock selection and overweight exposure to the consumer nondurables sector, while down slightly in absolute terms, proved to be the lone bright spot for the portfolio. Industry holdings that supported performance included agriculture, telephone companies and advertising firms. By country, our overweight positions in Indonesia, whose stock market rose 37%, and stock selection in Thailand and the Philippines proved positive.

Top-performing holdings during the reporting period included Philippine Long Distance Telephone Co., the leading supplier of domestic and international telecommunications services in the Philippines, and Thai Union Frozen Products, which specializes in frozen packaged seafood products. Philippine Long Distance benefited from continuing stronger-than-expected results at its Smart subsidiary, the removal of provisions for its Piltel subsidiary, and lower compensation expenses as it continues to substantially reduce headcount. Thai Union gained on strong sales growth of its tuna products, particularly in the European Union and the Middle East. The company is the only supplier of tuna products to the U.S. military, so it also advanced on the prospect of increased war-related spending. Decliners included numerous Japanese companies, such as Nomura Securities, Mitsubishi Tokyo, Sony and Hitachi.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Electronics 25%, the second is Automobiles/trucks 9%, the third Retail 6%, the fourth Finance 5%, and the fifth Leisure 4%.]

FUND MOVES

During the period, based on our assessment of individual stocks' appreciation potential, we shifted assets out of Japan and Australia in favor of opportunities in South Korea and China. We believe easing of tensions with North Korea should help the South Korean stock market regain its footing. Meanwhile, China -- despite the impact of Severe Acute Respiratory Syndrome, or SARS -- continues to experience strong export growth.

[Bar chart at middle of page with heading "Top Countries As a percentage of net assets on 4-30-03." The chart is divided into five sections:
Japan 37%, South Korea 17%, Taiwan 8%, Hong Kong 6% and Singapore 6%. ]

OUTLOOK

On a macro level, geopolitical concerns are currently driving the equity markets. Fundamentals remain weak, especially in Germany, France and Japan. Capital equipment spending is beginning to stabilize, which bodes well for future growth, and inflation remains tame. Although U.S. companies generally have been meeting or beating earnings expectations, international companies are not yet doing so. Positive developments include a stability pact in the European Union that allows higher budget deficits and government spending during exceptional periods, as well as a reform package in Germany tightening unemployment and insurance benefits. Japan was under selling pressure because its fiscal year ended March 31, but we believe this pressure should be abating now that its new fiscal year has begun.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Philippine Long Distance Telephone followed by an up arrow with the phrase "Stronger-than-expected performance; successful cost-control measures. " The second listing is Sony Corp. followed by a down arrow with the phrase "Weak sales and uncertainty regarding planned restructuring." The third listing is Thai Union Frozen Products followed by an up arrow with the phrase "Accelerating sales of tuna products."]

"Currently, Asia is
 posting attractive
 relative trade figures."

Currently, Asia is posting attractive relative trade figures. China, in particular, is experiencing strong export growth. China is a source of production for Taiwan, which has the technological know-how and the customer base while China supplies the manufacturing capacity and labor. Recently, Thailand has been the best-performing market in Asia. Thailand's financial sector is undergoing recovery and the government has placed a fiscal stimulus package in place.

Now that the overhang of Iraq is behind us, we believe the financial markets should begin to normalize and investors should once again reward fundamental strength.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Morgan Stanley
Capital International
(MSCI) All Country
Pacific Free Index, an
unmanaged index
composed of compa
nies in Australia, Japan
and certain other
Pacific Basin countries.

It is not possible to
invest in an index.

                              Class A      Class B      Class C        Index
Inception date                 9-8-87       3-7-94       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                       -32.22%      -32.74%      -30.55%      -20.97%
Five years                      -4.74%       -4.81%          --        -5.83%
Ten years                       -3.22%          --           --        -5.78%
Since inception                    --        -6.47%       -3.78%          --

Cumulative total returns with maximum sales charge (POP)
Six months                     -16.26%      -16.55%      -13.92%       -4.98%
One year                       -32.22%      -32.74%      -30.55%      -20.97%
Five years                     -21.55%      -21.85%          --       -25.94%
Ten years                      -27.88%          --           --       -44.87%
Since inception                    --       -45.79%      -14.82%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Morgan Stanley Capital International (MSCI) All Country Pacific Free Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund, before sales charge, and is equal to $7,590 as of April 30, 2003. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $7,212 as of April 30, 2003. The third line represents the Index and is equal to $5,513 as of April 30, 2003.

                                    Class B 1    Class C 1
Period beginning                     3-7-94       3-1-99
Without sales charge                 $5,421       $8,603
With maximum sales charge                --       $8,517
Index                                $5,350       $7,795

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. Common and preferred stocks and warrants are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.

Securities owned
by the Fund on
April 30, 2003
(unaudited)

SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 86.21%                                                                                      $14,802,491
(Cost $16,118,391)

Australia 1.82%                                                                                               311,960
   38,900  Aristocrat Leisure, Ltd. (Leisure)                                                                  37,961
   10,200  Australia & New Zealand Banking Group Ltd. (Banks -- Foreign)                                      118,999
    7,000  Commonwealth Bank of Australia (Banks -- Foreign)                                                  119,193
   18,000  Qantas Airways Ltd. (Transportation)                                                                35,807

China 5.30%                                                                                                   910,687
  273,000  BYD Co., Ltd. (Electronics)                                                                        540,816
2,384,000  Sinopec Shanghai Petrochemical Co., Ltd.* (Chemicals)                                              369,871

Hong Kong 5.90%                                                                                             1,014,020
  342,000  China Resources Enterprise Ltd. (Diversified Operations)                                           271,879
   25,500  CLP Holdings Ltd. (Utilities)                                                                      104,301
  661,500  Dickson Concepts International Ltd. (Retail)                                                       100,085
   60,000  Henderson Land Development Co., Ltd. (Real Estate Operations)                                      148,864
  794,000  Ngai Lik Industrial Holding Ltd. (Electronics)                                                     185,289
  177,000  TCL International Holdings Cos., Ltd. (Electronics)                                                 33,135
   78,000  Tingyi Holding Corp. (Food)                                                                         14,102
  271,000  VTech Holdings Ltd. (Telecommunications)                                                           156,365

Indonesia 2.38%                                                                                               408,716
5,325,000  PT Bank Pan Indonesia Tbk (Banks -- Foreign)                                                       144,276
5,255,500  PT Bentoel Internasional Investama Tbk* (Tobacco)                                                   69,682
3,490,500  PT Perusahaan Perkebunan London Sumatra Indonesia Tbk*
           (Agricultural Operations)                                                                          152,924
   88,500  PT Telekomunikasi Indonesia (Telecommunications)                                                    41,834

Japan 36.71%                                                                                                6,302,698
    1,000  Aderans Co., Ltd. (Cosmetics & Personal Care)                                                       18,321
   67,000  Asahi Glass Co., Ltd. (Building)                                                                   356,742
    3,000  Bridgestone Corp. (Rubber -- Tires & Misc)                                                          34,035
    6,000  Daiwa House Industry Co., Ltd. (Building)                                                           36,223
   54,000  Dowa Mining Co., Ltd. (Metal)                                                                      178,853
       43  East Japan Railway Co. (Transportation)                                                            194,701
    5,600  Eneserve Corp. (Utilities)                                                                         196,277
    2,100  Fanuc Ltd. (Electronics)                                                                            85,930
    2,000  Funai Electric Co., Ltd. (Electronics)                                                             201,241
  101,000  Hitachi Ltd. (Electronics)                                                                         337,062
    3,400  Hogy Medical Co., Inc. (Medical)                                                                   143,971
    5,600  Honda Motor Co., Ltd. (Automobiles/Trucks)                                                         185,477
    7,300  Hoya Corp. (Electronics)                                                                           431,536
   54,000  Jeol Ltd. (Instruments -- Scientific)                                                              131,310
    5,000  Kao Corp. (Cosmetics & Personal Care)                                                               91,187
   27,000  Kikkoman Corp. (Food)                                                                              168,212
      620  Kose Corp. (Cosmetics & Personal Care)                                                              19,651
    7,300  Kyocera Corp. (Electronics)                                                                        356,247
    1,200  Mabuchi Motor Co., Ltd. (Electronics)                                                               89,653
       44  Millea Holdings, Inc.* (Insurance)                                                                 285,561
       87  Mitsubishi Tokyo Financial Group, Inc. (Banks -- Foreign)                                          294,717
    1,200  Nintendo Co., Ltd. (Leisure)                                                                        93,778
    4,800  Nissan Motor Co., Ltd. (Automobiles/Trucks)                                                         36,827
      700  Nitto Denko Corp. (Chemicals)                                                                       20,133
       24  NTT DoCoMo, Inc. (Telecommunications)                                                               49,505
    5,000  Olympus Optical Co., Ltd. (Leisure)                                                                 86,576
    6,000  Ricoh Co., Ltd. (Office)                                                                            92,017
    9,900  Shin-Etsu Chemical Co., Ltd. (Chemicals)                                                           296,353
      800  SMC Corp. (Machinery)                                                                               60,238
       36  Sparx Asset Management Co., Ltd. (Finance)                                                         152,440
    7,800  Takeda Chemical Industries, Ltd. (Medical)                                                         285,813
   14,500  THK Co., Ltd. (Machinery)                                                                          133,741
   19,000  Tokai Rika Co., Ltd. (Automobiles/Trucks)                                                          102,440
   36,000  TonenGeneral Sekiyu K.K. (Oil & Gas)                                                               228,811
   24,700  Toyota Motor Corp. (Automobiles/Trucks)                                                            559,198
      500  Uni-Charm Corp. (Cosmetics & Personal Care)                                                         19,914
    1,500  Yamaichi Electronics Co., Ltd. (Electronics)                                                        19,810
    3,000  Yamato Transport Co., Ltd. (Transportation)                                                         33,557
   14,400  Yushin Precision Equipment Co., Ltd. (Machinery)                                                   194,640

Malaysia 3.07%                                                                                                526,815
  205,000  Perusahaan Otomobil Nasional Berhad (Automobiles/Trucks)                                           339,868
   96,000  Telekom Malaysia Berhad (Telecommunications)                                                       186,947

Philippine Islands 2.47%                                                                                      423,903
2,215,300  Ayala Land, Inc. (Real Estate Operations)                                                          211,081
  915,300  Manila Electric Co.* (Utilities)                                                                   178,787
    4,700  Philippine Long Distance Telephone Co.* (Telecommunications)                                        34,035

Singapore 5.67%                                                                                               973,310
1,013,000  Chartered Semiconductor Manufacturing Ltd.* (Electronics)                                          393,653
   86,000  City Developments, Ltd. (Real Estate Operations)                                                   163,708
  343,000  Singapore Exchange Ltd. (Finance)                                                                  235,672
   19,400  Singapore Press Holdings Ltd. (Media)                                                              180,277

South Korea 13.51%                                                                                          2,319,215
   66,600  Hotel Shilla Co., Ltd. (Leisure)                                                                   254,889
   26,700  Hyundai Department Store Co., Ltd. (Retail)                                                        437,309
    3,210  LG Ad, Inc. (Advertising)                                                                           42,668
      680  LG Home Shopping, Inc. (Retail)                                                                     38,673
   11,280  LG Household & Health Care Ltd. (Soap & Cleaning Preparations)                                     160,148
   41,400  Shinhan Financial Group Co., Ltd. (Finance)                                                        408,889
    3,570  Shinsegae Co., Ltd. (Retail)                                                                       426,049
    8,000  SK Telecom Co., Ltd. American Depositary Receipts (ADR)
           (Telecommunications)                                                                               121,600
   91,940  Ssangyong Motor Co.* (Automobiles/Trucks)                                                          395,002
    1,780  You Eal Electronics Co., Ltd. (Telecommunications)                                                  33,988

Taiwan 8.31%                                                                                                1,427,672
  579,000  Eva Airways Corp.* (Transportation)                                                                177,719
   44,000  Largan Precision Co., Ltd. (Leisure)                                                               271,371
   27,000  Nanya Technology Corp.* (Electronics)                                                               14,716
  112,000  Optimax Technology Corp.* (Electronics)                                                            128,514
  375,000  Siliconware Precision Industries Co.* (Electronics)                                                177,496
  108,300  Siliconware Precision Industries Co.* (ADR) (Electronics)                                          258,837
  291,000  Taiwan Semiconductor Manufacturing Co. Ltd.* (Electronics)                                         399,019

Thailand 1.07%                                                                                                183,495
  104,000  Bangkok Expressway Pcl (Building)                                                                   36,147
  300,800  Thai Union Frozen Products Pcl (Food)                                                              147,348

PREFERRED STOCKS 3.56%                                                                                       $611,942
(Cost $556,575)

Japan 0.20%                                                                                                    34,337
6,000,000  SMFG Finance Ltd. (Banks -- Foreign) (R)                                                            34,337

South Korea 3.36%                                                                                             577,605
    4,710  Samsung Electronics Co., Ltd. (Electronics)                                                        577,605

WARRANTS 4.21%                                                                                                722,338
(Cost $739,482)

India 4.21%                                                                                                   722,338
  115,000  Hindustan Lever Ltd.* (Soap & Cleaning Preparations)                                               350,808
    6,300  Infosys Technologies Ltd.* (Computers)                                                             371,530


                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 2.91%                                                                                 $499,000
(Cost $499,000)

Joint Repurchase Agreement 2.91%
Investment in a joint repurchase agreement transaction
with State Street Bank & Trust Co. -- Date 04-30-03,
due 05-01-03 (Secured by U.S. Treasury Inflation
Indexed Bond 3.875% due 04-15-29, U.S. Treasury
Inflation Indexed Notes 3.875% due 01-15-07 and
3.000% due 07-15-12)                                                           1.280%           $499          499,000

TOTAL INVESTMENTS 96.89%                                                                                  $16,635,771

OTHER ASSETS AND LIABILITIES, NET 3.11%                                                                      $533,888

TOTAL NET ASSETS 100.00%                                                                                  $17,169,659


  * Non-income-producing security.

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $34,337 or 0.20% of net assets as of April 30, 2003.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

April 30, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                          VALUE AS A PERCENTAGE
INVESTMENT CATEGORIES                         OF NET ASSETS
Advertising                                           0.25%
Agricultural Operations                               0.89
Automobiles/Trucks                                    9.43
Banks -- Foreign                                      4.14
Building                                              2.50
Chemicals                                             4.00
Computers                                             2.16
Cosmetics & Personal Care                             0.87
Diversified Operations                                1.58
Electronics                                          24.64
Finance                                               4.64
Food                                                  1.92
Instruments -- Scientific                             0.76
Insurance                                             1.66
Leisure                                               4.34
Machinery                                             2.26
Media                                                 1.05
Medical                                               2.50
Metal                                                 1.04
Office                                                0.54
Oil & Gas                                             1.33
Real Estate Operations                                3.05
Retail                                                5.84
Rubber -- Tires & Misc.                               0.20
Soap & Cleaning Preparations                          2.98
Telecommunications                                    3.64
Tobacco                                               0.41
Transportation                                        2.57
Utilities                                             2.79
Short-term investments                                2.91

Total investments                                    96.89%

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $17,913,448)                           $16,635,771
Cash                                                                      670
Foreign cash at value (cost $527,101)                                 528,259
Receivable for investments sold                                       449,526
Receivable for shares sold                                             95,000
Dividends and interest receivable                                      78,248
Other assets                                                            4,144

Total assets                                                       17,791,618

LIABILITIES
Payable for investments purchased                                     497,385
Payable for shares repurchased                                          2,130
Payable to affiliates                                                  58,681
Other payables and accrued expenses                                    63,763

Total liabilities                                                     621,959

NET ASSETS
Capital paid-in                                                    34,384,832
Accumulated net realized loss on investments
  and foreign currency transactions                               (15,848,143)
Net unrealized depreciation of investments and translation
  of assets and liabilities in foreign currencies                  (1,274,216)
Accumulated net investment loss                                       (92,814)

Net assets                                                        $17,169,659

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($9,032,368 [DIV] 1,110,201 shares)                             $8.14
Class B ($7,489,200 [DIV] 978,115 shares)                               $7.66
Class C ($648,091 [DIV] 84,640 shares)                                  $7.66

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($8.14 [DIV] 95%)                                             $8.57
Class C ($7.66 [DIV] 99%)                                               $7.74

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $37,850)              $239,603
Interest                                                                3,938

Total investment income                                               243,541

EXPENSES
Investment management fee                                              81,090
Class A distribution and service fee                                   15,256
Class B distribution and service fee                                   46,337
Class C distribution and service fee                                    4,171
Transfer agent fee                                                     98,246
Custodian fee                                                          35,982
Registration and filing fee                                            20,390
Auditing fee                                                           16,282
Printing                                                                8,735
Accounting and legal services fee                                       4,363
Interest expense                                                        1,081
Trustee's fee                                                             698
Miscellaneous                                                             460
Legal fee                                                                 176

Total expenses                                                        333,267

Net investment loss                                                   (89,726)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                        (2,111,563)
Foreign currency transactions                                        (162,904)
Change in unrealized appreciation (depreciation) of
Investments                                                           (26,106)
Translation of assets and liabilities in foreign currencies                19

Net realized and unrealized loss                                   (2,300,554)

Decrease in net assets from operations                            ($2,390,280)

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                           YEAR        PERIOD
                                                          ENDED         ENDED
                                                       10-31-02       4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                   ($368,514)     ($89,726)

Net realized gain (loss)                                476,358    (2,274,467)
Change in net unrealized appreciation
  (depreciation)                                     (1,094,526)      (26,087)

Decrease in net assets
  resulting from operations                            (986,682)   (2,390,280)

From Fund share transactions                         (2,622,422)   (2,616,983)

NET ASSETS
Beginning of period                                  25,786,026    22,176,922

End of period 2                                     $22,176,922   $17,169,659

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $3,088 and $92,814, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.63       $8.76      $14.46      $14.02       $9.62       $9.23
Net investment income (loss)2                             0.02       (0.09)      (0.14)      (0.08)      (0.10)      (0.02)
Net realized and unrealized
  gain (loss) on investments                             (2.89)       5.79        0.08       (4.32)      (0.29)      (1.07)
Total from
  investment operations                                  (2.87)       5.70       (0.06)      (4.40)      (0.39)      (1.09)
Less distributions
From net investment income                                  --          --       (0.37)         --          --          --
In excess of net investment income                          --          --       (0.01)         --          --          --
                                                            --          --       (0.38)         --          --          --
Net asset value,
  end of period                                          $8.76      $14.46      $14.02       $9.62       $9.23       $8.14
Total return 3 (%)                                      (24.68)      65.07       (0.57)     (31.38)      (4.05)     (11.81) 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $15         $33         $23         $12         $11          $9
Ratio of expenses to
  average net assets (%)                                  2.46        2.37        2.06        2.67        2.57        2.94 5
Ratio of net investment
  income (loss) to average
  net assets (%)                                          0.22       (0.77)      (0.81)      (0.64)      (0.99)      (0.52) 5
Portfolio turnover (%)                                     230         174         258         448         293         148

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.32       $8.47      $13.89      $13.43       $9.15       $8.72
Net investment loss 2                                    (0.04)      (0.17)      (0.25)      (0.15)      (0.17)      (0.05)
Net realized and unrealized
  gain (loss) on investments                             (2.81)       5.59        0.09       (4.13)      (0.26)      (1.01)
Total from
  investment operations                                  (2.85)       5.42       (0.16)      (4.28)      (0.43)      (1.06)
Less distributions
From net investment income                                  --          --       (0.29)         --          --          --
In excess of net investment income                          --          --       (0.01)         --          --          --
                                                            --          --       (0.30)         --          --          --
Net asset value,
  end of period                                          $8.47      $13.89      $13.43       $9.15       $8.72       $7.66
Total return 3 (%)                                      (25.18)      63.99       (1.30)     (31.87)      (4.70)     (12.16) 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $13         $37         $29         $14         $10          $7
Ratio of expenses to
  average net assets (%)                                  3.16        3.07        2.77        3.37        3.27        3.64 5
Ratio of net investment
  loss to average
  net assets (%)                                         (0.48)      (1.47)      (1.51)      (1.36)      (1.69)      (1.25) 5
Portfolio turnover (%)                                     230         174         258         448         293         148

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 6  10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $9.09      $13.89      $13.43       $9.15       $8.72
Net investment loss 2                                    (0.13)      (0.24)      (0.17)      (0.17)      (0.05)
Net realized and unrealized
  gain (loss) on investments                              4.93        0.08       (4.11)      (0.26)      (1.01)
Total from
  investment operations                                   4.80       (0.16)      (4.28)      (0.43)      (1.06)
Less distributions
From net investment income                                  --       (0.29)         --          --          --
In excess of net investment income                          --       (0.01)         --          --          --
                                                            --       (0.30)         --          --          --
Net asset value,
  end of period                                         $13.89      $13.43       $9.15       $8.72       $7.66
Total return 3 (%)                                       52.81 4     (1.30)     (31.87)      (4.70)     (12.16) 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1          -- 7        $1          $1
Ratio of expenses to
  average net assets (%)                                  3.14 5      2.77        3.37        3.27        3.64 5
Ratio of net investment
  loss to average
  net assets (%)                                         (1.76) 5    (1.48)      (1.48)      (1.69)      (1.28) 5
Portfolio turnover (%)                                     174         258         448         293         148

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Class C shares began operations on 3-1-99.

7 Less than $500,000.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Pacific Basin Equities Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,280,111 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2009.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, capital gains and repatriation taxes imposed by certain countries in which the Fund invests, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $5,073 with regard to sales of Class A shares. Of this amount, $619 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,075 was paid as sales commissions to unrelated broker-dealers and $1,379 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $1,632 with regard to sales of Class C shares. Of this amount, $1,626 was paid as sales commissions to unrelated broker-dealers and $6 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $11,702 for Class B shares and $523 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 10-31-02         PERIOD ENDED 4-30-03 1
                              SHARES          AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold                       1,121,272     $11,813,825      606,875      $5,327,726
Repurchased               (1,180,930)    (12,396,555)    (662,588)     (5,889,872)
Net decrease                 (59,658)      ($582,730)     (55,713)      ($562,146)

CLASS B SHARES
Sold                         508,893      $5,177,571       33,473        $282,745
Repurchased                 (794,841)     (7,929,140)    (254,031)     (2,124,914)
Net decrease                (285,948)    ($2,751,569)    (220,558)    ($1,842,169)

CLASS C SHARES
Sold                         369,684      $3,661,327       46,586        $408,780
Repurchased                 (304,259)     (2,949,450)     (71,767)       (621,448)
Net increase (decrease)       65,425        $711,877      (25,181)      ($212,668)

NET DECREASE                (280,181)    ($2,622,422)    (301,452)    ($2,616,983)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, including short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $28,757,593 and $31,686,830, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $18,207,013. Gross unrealized appreciation and depreciation of investments aggregated $564,675 and $2,135,917, respectively, resulting in net unrealized depreciation of $1,571,242. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER
Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Pacific Basin Equities Fund.

580SA  4/03
       6/03

--------------------------------------------------------------------------------

                               SEMI ANNUAL REPORT


                                  John Hancock
                             International Small Cap
                                   Growth Fund


                                 APRIL 30, 2003


--------------------------------------------------------------------------------

John Hancock International Small Cap Growth Fund
Schedule of Investments
April 30, 2003  (Unaudited)

ISSUER                                                         SHARES      VALUE
------                                                         ------      -----

COMMON STOCKS
Argentina (0.50%)
BBVA Banco Frances SA* (Banks - Foreign)                        2,000    $11,100
                                                                        --------

Austria (1.89%)
Erste Bank der oesterreichischen Sparkassen AG
 (Banks - Foreign)                                                320     25,320
OMV AG (Oil & Gas)                                                100     12,008
Voestalpine AG (Steel)                                            152      4,275
                                                                        --------
                                                                          41,603
                                                                        --------

Belgium (1.04%)
Colruyt SA (Retail)                                               200     13,068
Mobistar SA* (Telecommunications)                                 300      9,776
                                                                        --------
                                                                          22,844
                                                                        --------

Brazil (1.21%)
Companhia Paranaense de Energia-Copel American
 Despositary Receipts (ADR) (Utilities)                         4,800     15,552
Empresa Brasileira de Aeronautica SA (ADR) (Aerospace)            800     11,096
                                                                        --------
                                                                          26,648
                                                                        --------

Canada (12.48%)
Abitibi-Consolidated, Inc. (Paper & Paper Products)             1,500     10,508
Ballard Power Systems, Inc.* (Electronics)                        600      6,145
Bonavista Petroleum Ltd.* (Oil & Gas)                             200      4,684
Canadian 88 Energy Corp.* (Oil & Gas)                           2,600      3,933
Cequel Energy, Inc.* (Oil & Gas)                                1,300      5,709
Compton Petroleum Corp.* (Oil & Gas)                            1,300      4,848
Cott Corp.* (Beverages)                                         1,200     22,020
CP Ships Ltd. (Transport)                                         600      8,762
Dofasco, Inc. (Steel)                                             700     13,389
Finning Internatonal, Inc. (Machinery)                          1,000     19,657
Gildan Activewear, Inc.* (Retail)                                 300      8,277
Industrial Alliance Life Insurance Co. (Insurance)                600     15,621
IPSCO, Inc. (Steel)                                             1,100      9,201
Ketch Resources Ltd.* (Oil & Gas)                                 900      3,733
Kingsway Financial Services, Inc.* (Insurance)                    400      4,601
Kingsway Financial Services, Inc.* (USD)(Insurance)               900     10,278
Masonite International Corp.* (Building)                          500      8,522
Molson, Inc. (A Shares) (Beverages)                               900     20,703
Olympia Energy, Inc.* (Oil & Gas)                               1,000      2,572
Precision Drilling Corp.* (Oil & Gas)                             700     24,066
Progress Energy Ltd.* (Oil & Gas)                                 900      5,458
RONA, inc.* (Retail)                                            1,700     18,687
Saputo, Inc. (Food)                                               700     12,320
Teck Cominco Ltd. (Class B) (Metal)                             1,260      9,011
Tesco Corp.* (Oil & Gas)                                          900      9,536
Thunder Energy, Inc.* (Oil & Gas)                                 900      3,952
WestJet Airlines Ltd.* (Transport)                                750      8,626
                                                                        --------
                                                                         274,819
                                                                        --------

China (0.54%)
BYD Co., Ltd. (Electronics)                                     6,000     11,886
                                                                        --------

Denmark (2.09%)
Coloplast AS (Medical)                                            200     14,791
Danisco AS (Food)                                                 500     18,263
Jyske Bank AS* (Banks - Foreign)                                  400     13,047
                                                                        --------
                                                                          46,101
                                                                        --------

Finland (1.12%)
Sampo Oyj (A Shares) (Finance)                                  3,400     24,664
                                                                        --------

                       See notes to financial statements.

ISSUER                                                         SHARES      VALUE
------                                                         ------      -----

France (7.03%)
Business Objects SA* (ADR) (Computers)                            300     $6,519
Cap Gemini SA* (Computers)                                      1,000     31,114
CNP Assurances SA (Insurance)                                     300     12,059
Dassault Systemes SA (Computers)                                  400     11,557
Essilor International SA (Retail)                                 300     12,284
JC Decaux SA* (Advertising)                                     1,800     17,376
Pechiney SA (Metal)                                               300      8,655
Pernod-Ricard SA (Beverages)                                      150     13,166
Thales SA (Electronics)                                           338      9,042
Unibail SA (Real Estate Operations)                               200     13,381
Vinci SA (Engineering / R&D Services)                             300     19,535
                                                                        --------
                                                                         154,688
                                                                        --------

Germany (4.75%)
Continental AG* (Rubber - Tires & Misc.)                          600     10,647
Deutsche Boerse AG (Finance)                                      600     27,855
Fraport AG (Transportation)                                       400      8,080
Medion AG (Business Services - Misc.)                             400     14,776
Schwarz Pharma AG (Medical)                                       400     17,142
SGL Carbon AG* (Chemicals)                                        700     10,273
Stada Arzneimittel AG (Medical)                                   300     15,685
                                                                        --------
                                                                         104,458
                                                                        --------

Greece (0.40%)
Coca-Cola Hellenic Bottling Co. SA (Beverages)                    600      8,772
                                                                        --------

Hong Kong (0.50%)
Cathay Pacific Airways Ltd. (Transportation)                    9,000     10,956
                                                                        --------

India (0.71%)
Ranbaxy Laboratories Ltd. Global Despositary
 Receipts (Medical)                                               360      5,627
Saytam Computer Services Ltd. (ADR) (Computers)                 1,300     10,010
                                                                        --------
                                                                          15,637
                                                                        --------

Ireland (3.00%)
Anglo Irish Bank Corp. Plc (Banks - Foreign)                    4,600     34,600
Greencore Group Plc (Food)                                      1,900      5,831
Irish Life & Permanent Plc (Finance)                            2,200     25,520
                                                                        --------
                                                                          65,951
                                                                        --------

Israel (0.62%)
Taro Pharmaceutical Industries Ltd.* (Medical)                    300     13,728
                                                                        --------

Italy (4.05%)
Banco Popolare di Verona e Novara Scrl (Banks - Foreign)        2,000     27,163
ERG SpA (Oil & Gas)                                             1,300      5,774
Impregilo SpA* (Building)                                      35,000     14,843
Italcementi SpA (Building)                                      2,500     26,114
Saipem SpA (Oil & Gas)                                          2,200     15,345
                                                                        --------
                                                                          89,239
                                                                        --------

Japan (13.14%)
Bank of Yokohama, Ltd. (Banks - Foreign)                        4,000     14,120
Capcom Co., Ltd. (Computers)                                      700      5,588
Eneserve Corp. (Utilities)                                        200      7,010
Funai Electric Co., Ltd. (Electronics)                            100     10,062
Hogy Medical Co., Inc. (Medical)                                  200      8,469
JSR Corp. (Rubber - Tires & Misc)                               1,000     10,431
Keihin Electric Express Railway Co., Ltd. (Transport)           2,000      9,576
Komatsu Ltd. (Machinery)                                        8,000     30,522
Konica Corp. (Office)                                           1,000      9,148
Kose Corp. (Cosmetics & Personal Care)                            430     13,629
Mitsui Mining & Smelting Co., Ltd. (Metal)                      6,000     15,747
Nichii Gakkan Co. (Medical)                                       200     10,196
Nidec Corp. (Machinery)                                           300     15,823
Nippon Electric Glass Co., Ltd. (Electronics)                   1,000     10,951

                       See notes to financial statements.

ISSUER                                                         SHARES      VALUE
------                                                         ------      -----

Japan - Continued
Nitto Denko Corp. (Chemicals)                                     600    $17,256
NSK Ltd. (Metal)                                                6,000     15,999
Pioneer Corp. (Electronics)                                       500     10,020
Shizuoka Bank Ltd. (Banks - Foreign)                            2,000     13,215
THK Co., Ltd. (Machinery)                                         900      8,301
Toho Gas Co., Ltd. (Oil & Gas)                                  4,000     11,102
TonenGeneral Sekiyu K.K. (Oil & Gas)                            3,000     19,068
UMC Japan* (Electronics)                                            9      7,094
Uni-Charm Corp. (Cosmetics & Personal Care)                       400     15,932
                                                                        --------
                                                                         289,259
                                                                        --------

Luxembourg (0.31%)
Tenaris SA* (Oil & Gas)                                           211        527
Tenaris SA* (ADR) (Oil & Gas)                                     264      6,204
                                                                        --------
                                                                           6,731
                                                                        --------

Netherlands (2.19%)
Euronext NV (Finance)                                             700     15,468
Fugro NV (Engineering / R&D Services)                             300     12,170
IHC Caland NV (Oil & Gas)                                         300     15,484
Rodamco Europe NV (Real Estate Operations)                        104      5,055
                                                                        --------
                                                                          48,177
                                                                        --------

Norway (1.64%)
Frontline Ltd. (Transportation)                                 1,300     13,747
Gjensidige NOR ASA* (Finance)                                     450     15,594
ProSafe ASA * (Oil & Gas)                                         400      6,745
                                                                        --------
                                                                          36,086
                                                                        --------

Portugal (0.76%)
Brisa-Auto Estrada de Portugal SA (Transportation)              3,100     16,710
                                                                        --------

Russia (0.36%)
VimpelCom* (ADR) (Telecommunications)                             200      7,972
                                                                        --------

Singapore (0.50%)
Singapore Exchange Ltd. (Finance)                              16,000     10,993
                                                                        --------

South Korea (2.33%)
Kumgang Korea Chemical Co., Ltd. (Building)                       150     12,778
LG Home Shopping, Inc. (Retail)                                   100      5,687
Samsung SDI Co., Ltd. (Electronics)                               100      6,255
Shinsegae Co., Ltd. (Retail)                                      100     11,934
SK Corp. (Oil & Gas)                                              860      7,078
You Eal Electronics Co., Ltd. (Telecommunications)                400      7,638
                                                                        --------
                                                                          51,370
                                                                        --------

Spain (7.29%)
Acciona SA (Building)                                             300     14,396
Acesa Infraestructuras SA (Transportation)                      1,900     24,703
Actividades de Construccion y Servicios SA (Building)             600     22,599
Altadis SA (Tobacco)                                              800     20,624
Bankinter SA (Banks - Foreign)                                    500     15,272
Corporacion Mapfre SA (Insurance)                               2,500     23,436
Ebro Puleva SA (Food)                                           1,300     11,331
Iberia Lineas Aereas de Espana SA (Transport)                   5,900     10,337
Red Electrica de Espana SA (Utilities)                          1,500     17,828
                                                                        --------
                                                                         160,526
                                                                        --------

Sweden (3.45%)
Autoliv, Inc. Swedish Depositary Receipts
 (Automobiles/Trucks)                                             600     14,670
Billerud AB (Paper & Paper Products)                              600      7,959
Elekta AB (B Shares)* (Medical)                                 2,000     21,761
Gambro AB (B Shares) (Medical)                                    800      4,518
SKF AB (B Shares) (Metal)                                         400     11,590
Swedish Match AB (Tobacco)                                      2,100     15,532
                                                                        --------
                                                                          76,030
                                                                        --------

                       See notes to financial statements.

ISSUER                                                         SHARES      VALUE
------                                                         ------      -----
Switzerland (2.91%)
Actelion Ltd.* (Medical)                                          300    $19,210
Converium Holding AG* (Insurance)                                 300     13,548
Logitech International AG* (Computers)                            300     11,059
Saurer AG* (Machinery)                                            300      7,841
Swiss Life Holding (Insurance)                                    200     12,505
                                                                       ---------
                                                                          64,163
                                                                       ---------

Taiwan (0.22%)
Siliconware Precision Industries Co. * (ADR)
 (Electronics)                                                  2,000      4,780
                                                                       ---------

United Kingdom (17.30%)
Acambis Plc* (Medical)                                          3,400     15,487
Amvescap Plc (Finance)                                          2,153     11,700
Arriva Plc (Transportation)                                     3,000     15,367
Cattles Plc (Finance)                                           3,400     17,280
Close Brothers Group Plc (Finance)                              1,600     13,790
Cobham Plc (Aerospace)                                            700     12,866
easyJet Plc* (Transportation)                                   3,900     11,781
Exel Plc (Transporttion)                                        1,300     12,466
Friends Provident Plc (Insurance)                              12,800     20,100
GKN Plc (Automobiles/Trucks)                                    4,500     14,816
Kelda Group Plc (Utilities)                                     3,000     19,731
Kidde Plc (Protection - Safety Equipment & Services)            4,400      5,063
Man Group Plc (Finance)                                         1,500     25,292
Northern Rock Plc (Banks - Foreign)                             2,000     22,871
Peninsular and Oriental Steam Navigation Co.
 (Transportation)                                               5,300     16,349
Schroders Plc (Finance)                                         1,900     18,456
Severn Trent Plc (Utilities)                                    1,957     22,364
SIG Plc (Building)                                              2,500      9,310
Signet Group Plc (Retail)                                       8,800     11,814
SkyePharma Plc* (Medical)                                      15,600     12,342
Smith & Nephew Plc (Medical)                                    3,100     20,673
Smiths Group Plc (Manufacturing)                                1,600     17,108
Taylor Woodrow Plc (Building)                                   3,700     11,591
Tullow Oil Plc* (Oil & Gas)                                     9,500     10,487
Wood Group (John) Plc (Oil & Gas)                               4,720     11,749
                                                                       ---------
                                                                         380,853
                                                                       ---------

United States (1.47%)
deCode genetics, Inc.* (Medical)                                4,000      8,400
Ultra Petroleum Corp.* (Oil & Gas)                              2,400     24,000
                                                                       ---------
                                                                          32,400
                                                                       ---------
TOTAL COMMON STOCKS (95.80%)
(Cost $1,966,442)                                                      2,109,144
                                                                       ---------

PREFERRED STOCKS
Germany (1.59%)
Henkel KGaA (Chemicals)                                           200     12,879
Wella AG (Cosmetics & Personal Care)                              300     22,231
                                                                       ---------
                                                                          35,110
                                                                       ---------
TOTAL PREFERRED STOCKS (1.59%)
(Cost $29,565)                                                            35,110
                                                                       ---------

WARRANTS
India (0.39%)
Ranbaxy Laboratories Ltd.* (Medical)                              600      8,559
                                                                       ---------
                                                                           8,559
                                                                       ---------
TOTAL WARRANTS (0.39%)
(Cost $8,108)                                                              8,559
                                                                       ---------

                       See notes to financial statements.

                                                                INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                RATE       (000'S OMITTED)     VALUE
---------------------------------------                         ---------    -------------- -----------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.45%)
(Cost $98,000)
Investment in a joint repurchase agreement
  transaction with State Street Bank & Trust Co. -
  Date 04-30-03, due 05-01-03 (Secured by U.S. Treasury
  Inflation Indexed Bond 3.875% due 04-15-29, U.S. Treasury
  Inflation Indexed Notes 3.875% due 01-15-07
  and 3.000% due 07-15-12)                                      1.280%            $98          $98,000
                                                                                            ----------

TOTAL INVESTMENTS 102.23%                                                                    2,250,813
                                                                                            ----------

OTHER ASSETS AND LIABILITIES, NET (2.23%)                                                      (49,159)
                                                                                            ----------

TOTAL NET ASSETS 100.00%                                                                    $2,201,654
                                                                                            ==========

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.

Portfolio Concentration
(unaudited)

                                                                VALUE
                                                           AS A PERCENTAGE
INVESTMENT CATEGORIES                                       OF NET ASSETS
---------------------                                      ----------------
Advertising                                                      0.79 %
Aerospace                                                        1.09
Automobiles/Trucks                                               1.34
Banks - Foreign                                                  8.03
Beverages                                                        2.94
Building                                                         5.46
Business Services - Misc                                         0.67
Chemicals                                                        1.83
Computers                                                        3.44
Cosmetics & Personal Care                                        2.35
Electronics                                                      3.46
Engineering / R&D Services                                       1.44
Finance                                                          9.38
Food                                                             2.17
Insurance                                                        5.09
Machinery                                                        3.73
Manufacturing                                                    0.78
Medical                                                          8.93
Metal                                                            2.77
Office                                                           0.42
Oil & Gas                                                        9.72
Paper & Paper Products                                           0.84
Protection - Safety Equipment & Services                         0.23
Real Estate Operations                                           0.84
Retail                                                           3.71
Rubber - Tires & Misc                                            0.96
Steel                                                            1.22
Telecommunications                                               1.15
Tobacco                                                          1.64
Transportation                                                   7.61
Utilities                                                        3.75
Short-term investments                                           4.45
                                                               ------
Total investments                                              102.23 %
                                                               ======

                       See notes to financial statements.

John Hancock International Small Cap Growth Fund

ASSETS AND           ASSETS
LIABILITIES          Investments at value (cost -  $2,102,115)                       $2,250,813
April 30, 2003       Cash                                                                    58
Unaudited.           Foreign cash at value (cost -  $9,509)                               9,688
                     Receivable for investments sold                                     12,557
                     Dividends and interest receivable                                    9,675
                     Other assets                                                            11
                     Total assets                                                     2,282,802
                     LIABILITIES
                     Payable for investments purchased                                   45,779
                     Payable to affiliates                                                1,876
                     Other payables and accrued expenses                                 33,493
                     Total liabilities                                                   81,148
                     NET ASSETS
                     Capital paid-in                                                  2,987,626
                     Accumulated net realized loss on investments and
                        foreign currency transactions                                  (926,853)
                     Net unrealized appreciation of investments and
                        translation of assets and liabilities in foreign currencies     149,023
                     Accumulated net investment income                                      858
                     Net assets                                                      $2,201,654
                     NET ASSET VALUE PER SHARE
                     Based on net asset values and shares outstanding
                     Class A                   ($2,158,046 / 294,000 shares)              $7.34
                     Class B                   (   $21,804 / 3,000 shares)                $7.27
                     Class C                   (   $21,804 / 3,000 shares)                $7.27
                     MAXIMUM OFFERING PRICE PER SHARE
                     Class A(1)                         ($7.34 / 95%)                     $7.73
                     Class C                            ($7.27 / 99%)                     $7.34

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                       See notes to financial statements.

John Hancock International Small Cap Growth Fund

OPERATIONS                 INVESTMENT INCOME
For the period ended       Dividends (net of foreign withholding taxes of $3,320)        $17,077
April 30, 2003             Interest                                                          621
(Unaudited) (1)            Total investment income                                        17,698

                           EXPENSES
                           Investment management fee                                      10,481
                           Class A distribution and service fee                            3,082
                           Class B distribution and service fee                               78
                           Class C distribution and service fee                               78
                           Custodian fee                                                  27,498
                           Printing                                                        8,034
                           Auditing fee                                                    7,438
                           Registration and filing fee                                     1,422
                           Accounting and legal services fee                                 282
                           Transfer agent fee                                                155
                           Trustees' fee                                                      67
                           Miscellaneous                                                      23
                           Legal fee                                                           8
                           Total expenses                                                 58,646
                           Less expense reductions                                       (41,782)
                           Net expenses                                                   16,864
                           Net investment income                                             834

                           REALIZED AND UNREALIZED GAIN (LOSS)
                           Net realized loss on
                           Investments                                                  (192,733)
                           Foreign currency transactions                                  (1,482)
                           Change in net unrealized appreciation (depreciation) of
                           Investments                                                   274,874
                           Translation of assets and liabilities in foreign currencies       104
                           Net realized and unrealized gain                               80,763
                           Increase in net assets from operations                        $81,597

(1) Semiannual period from 11-1-02 through 4-30-03.

                       See notes to financial statements.

John Hancock International Small Cap Growth Fund

                                                                                      YEAR ENDED     PERIOD ENDED
                                                                                       10-31-02       4-30-03(1)
CHANGES IN     INCREASE (DECREASE) IN NET ASSETS
NET ASSETS     From operations
               Net investment income (loss)                                             ($2,068)            $834
               Net realized loss                                                       (459,945)        (194,215)
               Change in net unrealized appreciation (depreciation)                      78,819          274,978
               Increase (decrease) in net assets resulting from operations             (383,194)          81,597

               NET ASSETS
               Beginning of period                                                    2,503,251        2,120,057
               End of period  (2)                                                    $2,120,057       $2,201,654

(1) Semiannual period from 11-1-02 through 4-30-03. Unaudited.
(2) Includes accumulated net investment income of $24 and $858, respectively.

                       See notes to financial statements.

John Hancock International Small Cap Growth Fund
Financial Highlights
CLASS A

PERIOD ENDED                                                       10-31-01(1)          10-31-02        4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $10.00               $8.34           $7.07
Net investment loss(3)                                                (0.01)              (0.01)          --(4)
Net realized and unrealized gain (loss) on investments                (1.65)              (1.26)           0.27
Total from investment operations                                      (1.66)              (1.27)           0.27
Net asset value, end of period                                        $8.34               $7.07           $7.34
Total return(5,6)(%)                                                 (16.60)(7)          (15.23)           3.82(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                  $2                  $2              $2
Ratio of expenses to average net assets (%)                            1.60(8)             1.60            1.60(8)
Ratio of adjusted expenses to average net assets(9)(%)                 9.61(8)             7.51            5.59(8)
Ratio of net investment income (loss) to average net assets (%)       (0.21)(8)           (0.07)           0.09(8)
Portfolio turnover (%)                                                   59                 153              51

                       See notes to financial statements.

John Hancock International Small Cap Growth Fund
Financial Highlights
CLASS B

PERIOD ENDED                                                       10-31-01(1)          10-31-02        4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $10.00               $8.32           $7.01
Net investment loss(3)                                                (0.03)              (0.04)          (0.01)
Net realized and unrealized gain (loss) on investments                (1.65)              (1.27)           0.27
Total from investment operations                                      (1.68)              (1.31)           0.26
Net asset value, end of period                                        $8.32               $7.01           $7.27
Total return(5,6)(%)                                                 (16.80)(7)          (15.75)           3.71(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                  --(10)              --(10)          --(10)
Ratio of expenses to average net assets (%)                            2.30(8)             2.07            2.05(8)
Ratio of adjusted expenses to average net assets(9)(%)                10.31(8)             7.98            6.04(8)
Ratio of net investment loss to average net assets (%)                (0.92)(8)           (0.54)          (0.36)(8)
Portfolio turnover (%)                                                   59                 153              51

                       See notes to financial statements.

John Hancock International Small Cap Growth Fund
Financial Highlights
CLASS C

PERIOD ENDED                                                      10-31-01 (1)          10-31-02        4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $10.00               $8.32           $7.01
Net investment loss(3)                                                (0.03)              (0.04)          (0.01)
Net realized and unrealized gain (loss) on investments                (1.65)              (1.27)           0.27
Total from investment operations                                      (1.68)              (1.31)           0.26
Net asset value, end of period                                        $8.32               $7.01           $7.27
Total return(5,6)(%)                                                 (16.80)(7)          (15.75)           3.71(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                  --(10)              --(10)          --(10)
Ratio of expenses to average net assets (%)                            2.30(8)             2.07            2.05(8)
Ratio of adjusted expenses to average net assets(9)(%)                10.31(8)             7.98            6.04(8)
Ratio of net investment loss to average net assets (%)                (0.92)(8)           (0.54)          (0.36)(8)
Portfolio turnover (%)                                                   59                 153              51

(1) Class A, Class B and Class C shares began operations on 6-1-01.
(2) Semiannual period from 11-01-02 through 4-30-03. Unaudited.
(3) Based on the average of the shares outstanding.
(4) Less than $0.01per share.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Not annualized.
(8) Annualized.
(9) Does not take into consideration expense reductions during the periods shown.
(10) Less than $500,000.

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Accounting policies
John Hancock International Small Cap Growth Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:
Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation
All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Forward foreign currency exchange contracts
The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2003.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $728,552 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 - $271,490 and October 31, 2010 - $457,062.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend date. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.90% of the next $500,000,000 and (c) 0.85% of the Fund's average daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.30% of the Fund's average daily net assets, at least until February 28, 2004. Accordingly, the expense reduction amounted to $41,782 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received no up-front sales charges with regard to Class A and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHlLCo"). The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on April 30, 2003.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions
The Fund had no shares sold and repurchased during the last two periods. The Fund has an unlimited number of shares authorized with no par value.

NOTE D
Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $1,089,747 and $1,042,429, respectively

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $2,104,087. Gross unrealized appreciation and depreciation of investments aggregated $235,671 and $88,945, respectively, resulting in net unrealized appreciation of $146,726. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Subsequent events
On June 23, 2003, the Trustees approved the liquidation of the Fund.

                John Hancock International Small Cap Growth Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

--------------------------------------------------------------------------------

                               SEMI ANNUAL REPORT

                      John Hancock Consumer Industries Fund

                                 APRIL 30, 2003

--------------------------------------------------------------------------------

John Hancock Consumer Industries Fund
Schedule of Investments
April 30, 2003  (unaudited)
--------------------------------------------------------------------------------

ISSUER                                                     SHARES          VALUE
------                                                     ------          -----

COMMON STOCKS
Automobiles / Trucks (3.09%)
Thor Industries, Inc.                                       2,600     $   83,148
                                                                      ----------

Beverages (3.45%)
Anheuser-Busch Cos., Inc.                                   1,050         52,374
Coca-Cola Co. (The)                                         1,000         40,400
                                                                      ----------
                                                                          92,774
                                                                      ----------

Computers (1.98%)
Electronic Arts, Inc.*                                        900         53,343
                                                                      ----------

Cosmetics & Personal Care (5.01%)
Estee Lauder Cos., Inc. (The) (Class A)                     1,800         58,500
Procter & Gamble Co. (The)                                    850         76,373
                                                                      ----------
                                                                         134,873
                                                                      ----------

Diversified Operations (2.13%)
General Electric Co.                                        1,950         57,428
                                                                      ----------

Food (12.29%)
American Italian Pasta Co. (Class A)*                         850         37,485
Dean Foods Co.*                                             1,100         47,883
Del Monte Foods Co.*                                        3,500         27,825
Horizon Organic Holding Corp.*                              4,250         58,650
Peet's Coffee & Tea, Inc.*                                  2,200         37,422
Ralcorp Holdings, Inc.*                                     1,350         33,615
United Natural Foods, Inc.*                                 2,300         67,137
Whole Foods Market, Inc.*                                     350         20,776
                                                                      ----------
                                                                         330,793
                                                                      ----------

Household (0.46%)
Tupperware Corp.                                              900         12,474
                                                                      ----------

Leisure (2.05%)
Callaway Golf Co.                                           2,050         28,556
Harley-Davidson, Inc.                                         600         26,664

                                                                      ----------
                                                                          55,220
                                                                      ----------

Media (5.32%)
Clear Channel Communications, Inc.*                           900         35,199
Entercom Communications Corp.*                                500         24,295
NetFlix, Inc.*                                              1,200         27,480
Thomson Corp. (The) (Canada)                                  950         27,987
Viacom, Inc. (Class A)*                                       650         28,223
                                                                      ----------
                                                                         143,184
                                                                      ----------

                        See notes to financial statements

ISSUER                                                     SHARES          VALUE
------                                                     ------          -----

Medical (2.20%)
NBTY, Inc.*                                                 1,250     $   19,375
Weight Watchers International, Inc.*                          850         39,933
                                                                      ----------
                                                                          59,308
                                                                      ----------

Retail (56.18%)
99 Cents Only Stores*                                       1,783         52,527
A.C. Moore Arts & Crafts, Inc.*+                            5,450         93,903
Abercrombie & Fitch Co. (Class A)*                          1,650         54,252
Amazon.com, Inc.*                                             900         25,803
Applebee's International, Inc.                              2,850         78,090
AutoZone, Inc.*                                               500         40,405
Bed Bath & Beyond, Inc.*                                      500         19,755
Best Buy Co., Inc.*                                           900         31,122
Coach, Inc.*                                                  625         27,194
Columbia Sportswear Co.*                                    1,300         62,413
Cost Plus, Inc.*                                            2,800         86,044
Costco Wholesale Corp.                                        850         29,435
Darden Restaurants, Inc.                                    2,475         43,337
Family Dollar Stores, Inc.                                  2,000         68,380
Fred's, Inc.                                                1,000         32,450
Hollywood Entertainment Corp.*                              4,900         86,975
Hot Topic, Inc.*                                            3,200         78,240
Kohl's Corp.*                                                 800         45,440
Lowe's Cos., Inc.                                           1,000         43,890
Panera Bread Co.*                                           2,450         83,374
Quiksilver, Inc. *                                          1,600         52,160
RARE Hospitality International, Inc.*                       2,600         75,738
Staples, Inc.*                                              2,050         39,032
Tiffany & Co.                                               2,900         80,446
Urban Outfitters, Inc.*                                     1,450         43,239
Walgreen Co.                                                1,650         50,919
Wal-Mart Stores, Inc.                                       1,550         87,296

                                                                      ----------
                                                                       1,511,859
                                                                      ----------

Schools / Education (0.81%)
Apollo Group, Inc. (Class A)*                                 400         21,680
                                                                      ----------

TOTAL COMMON STOCKS (94.97%)
(Cost $2,294,785)                                                      2,556,084
                                                                      ----------

                       See notes to financial statements.

                                                        INTEREST          PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                      RATE              (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (5.50%)
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust Co. -
Dated 04-30-03, due 05-01-03 (Secured by U.S. Treasury
Inflation Indexed Bond, 3.875% due 04-15-29 and U.S.
Treasury Inflation Indexed Notes, 3.000% thru 3.875%,
due 01-15-07 thru 07-15-12)                               1.28 %            $     148       $    148,000
                                                                                            ------------

                                                                               SHARES
Cash Equivalents (2.54%)
AIM Cash Investment Trust**                                                    68,422             68,422
                                                                                            ------------

TOTAL SHORT-TERM INVESTMENTS (8.04%)
(Cost $216,422)                                                                                  216,422
                                                                                            ------------

TOTAL INVESTMENTS (103.01%)                                                                    2,772,506
                                                                                            ------------

OTHER ASSETS AND LIABILITIES, NET (3.01%)                                                        (81,121)
                                                                                            ------------

TOTAL NET ASSETS (100.00%)                                                                  $  2,691,385
                                                                                            ============

* Non-income producing security.

** Represents investment of security lending collateral.

+ All or a portion of this security is on loan on April 30, 2003.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.

John Hancock Consumer Industries Fund

                           April 30, 2003 (unaudited)

ASSETS AND         ASSETS
LIABILITIES        Investments at value     (cost $2,511,207)
                                            including $67,197 of securities loaned             $2,772,506
                   Cash                                                                               300
                   Dividends and interest receivable                                                  478
                   Other assets                                                                        14
                   Total assets                                                                 2,773,298
                   LIABILITIES
                   Payable for securities on loan                                                  68,422
                   Payable to affiliates                                                              457
                   Other payables and accrued expenses                                             13,034
                   Total liabilities                                                               81,913
                   NET ASSETS
                   Capital paid-in                                                              2,964,485
                   Accumulated net realized loss on investments                                  (520,805)
                   Net unrealized appreciation of investments                                     261,299
                   Accumulated net investment loss                                                (13,594)
                   Net assets                                                                  $2,691,385

                   NET ASSET VALUE PER SHARE
                   Based on net asset values and shares outstanding
                   Class A                               ($2,638,068 / 294,000 shares)              $8.97
                   Class B                               (   $26,659 /   3,000 shares)              $8.89
                   Class C                               (   $26,659 /   3,000 shares)              $8.89
                   MAXIMUM OFFERING PRICE PER SHARE
                   Class A (1)                                           ($8.97 / 95%)              $9.44
                   Class C                                               ($8.89 / 99%)              $8.98

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                       See notes to financial statements.

John Hancock Consumer Industries Fund

OPERATIONS                       INVESTMENT INCOME
For the period ended             Dividends  (net of foreign withholding taxes of $6)             $4,739
April 30, 2003 (unaudited) (1)   Interest (including securities lending income of $48)              848
                                 Total investment income                                          5,587

                                 EXPENSES
                                 Investment management fee                                       10,458
                                 Class A distribution and service fee                             3,618
                                 Class B distribution and service fee                                91
                                 Class C distribution and service fee                                91
                                 Printing                                                         5,632
                                 Auditing fee                                                     4,959
                                 Custodian fee                                                    4,374
                                 Registration and filing fee                                      1,893
                                 Accounting and legal services fee                                  331
                                 Trustees' fee                                                       75
                                 Legal fee                                                           13
                                 Total expenses                                                  31,535
                                 Less expense reductions                                        (12,356)
                                 Net expenses                                                    19,179
                                 Net investment loss                                            (13,592)

                                 REALIZED AND UNREALIZED GAIN (LOSS)
                                 Net realized loss on investments                               (74,876)
                                 Change in net unrealized appreciation (depreciation)
                                    of investments                                              216,160
                                 Net realized and unrealized gain                               141,284
                                 Increase in net assets from operations                        $127,692

(1)   Semiannual period from 11-1-02 through 4-30-03.

                       See notes to financial statements.

John Hancock Consumer Industries Fund

                                                                                 YEAR ENDED      PERIOD ENDED
                                                                                   10-31-02       4-30-03 (1)
CHANGES IN    INCREASE (DECREASE) IN NET ASSETS
NET ASSETS    From operations
              Net investment loss                                                  ($27,104)         ($13,592)
              Net realized loss                                                    (285,960)          (74,876)
              Change in net unrealized appreciation (depreciation)                  212,081           216,160
              Increase (decrease) in net assets resulting from operations          (100,983)          127,692

              Distributions to shareholders
              Class A                                                                (5,424)               --

              NET ASSETS
              Beginning of period                                                 2,670,100         2,563,693
              End of period  (2)                                                 $2,563,693        $2,691,385

(1) Semiannual period from 11-1-02 through 4-30-03. Unaudited.
(2) Includes accumulated net investment loss of $2 and $13,594, respectively.

                       See notes to financial statements.

John Hancock Consumer Industries Fund
Financial Highlights
CLASS A SHARES

PERIOD ENDED                                                    10-31-01(1)        10-31-02       4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00            $8.90            $8.55
Net investment loss (3)                                            (0.01)           (0.09)           (0.04)
Net realized and unrealized gain (loss) on investments             (1.09)           (0.24)            0.46
Total from investment operations                                   (1.10)           (0.33)            0.42
Less distributions
From net investment income                                            --            (0.02)              --
Net asset value, end of period                                     $8.90            $8.55            $8.97
Total return(4,5)(%)                                              (11.00)(6)        (3.75)            4.91(6)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $3               $3               $3
Ratio of expenses to average net assets(%)                          1.55(7)          1.55             1.55(7)
Ratio of adjusted expenses to average net assets(8)(%)              3.04(7)          2.64             2.55(7)
Ratio of net investment loss to average net assets(%)              (0.14)(7)        (0.95)           (1.10)(7)
Portfolio turnover(%)                                                121              157               62

                       See notes to financial statements.

John Hancock Consumer Industries Fund
Financial Highlights
CLASS B SHARES

PERIOD ENDED                                                    10-31-01(1)        10-31-02       4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00            $8.86            $8.48
Net investment loss(3)                                             (0.06)           (0.13)           (0.06)
Net realized and unrealized gain (loss) on investments             (1.08)           (0.25)            0.47
Total from investment operations                                   (1.14)           (0.38)            0.41
Net asset value, end of period                                     $8.86            $8.48            $8.89
Total return(4,5)(%)                                              (11.40)(6)        (4.29)            4.83(6)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               --(9)            --(9)            --(9)
Ratio of expenses to average net assets(%)                          2.25(7)          2.02             2.00(7)
Ratio of adjusted expenses to average net assets(8)(%)              3.74(7)          3.11             3.00(7)
Ratio of net investment loss to average net assets (%)             (0.84)(7)        (1.42)           (1.54)(7)
Portfolio turnover(%)                                                121              157               62

                       See notes to financial statements.

John Hancock Consumer Industries Fund
Financial Highlights
CLASS C SHARES

PERIOD ENDED                                                    10-31-01(1)        10-31-02       4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00            $8.86            $8.48
Net investment loss(3)                                             (0.06)           (0.13)           (0.06)
Net realized and unrealized gain (loss) on investments             (1.08)           (0.25)            0.47
Total from investment operations                                   (1.14)           (0.38)            0.41
Net asset value, end of period                                     $8.86            $8.48            $8.89
Total return(4,5)(%)                                              (11.40)(6)        (4.29)            4.83(6)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               --(9)            --(9)            --(9)
Ratio of expenses to average net assets(%)                          2.25(7)          2.02             2.00(7)
Ratio of adjusted expenses to average net assets(8)(%)              3.74(7)          3.11             3.00(7)
Ratio of net investment loss to average net assets(%)              (0.84)(7)        (1.42)           (1.54)(7)
Portfolio turnover(%)                                                121              157               62

(1) Class A, Class B, and Class C shares began operations on 3-1-01.
(2) Semiannual period from 11-1-02 through 4-30-03. Unaudited.
(3) Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Less than $500,000.

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Accounting policies
John Hancock Consumer Industries Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending
The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $67,197 collateralized by cash in the amount of $68,422. The cash collateral was invested in a short-term instrument.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $443,618 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 - $114,047 and October 31, 2010 - $329,571.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $500,000,000 and (c) 0.75% in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.25% of the Fund's average daily net assets, at least until February 28, 2004. Accordingly, the expense reduction amounted to $12,356 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received no up-front sales charges with regard to sales of Class A and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on April 30, 2003.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions
The Fund has an unlimited number of shares authorized with no par value.

NOTE D
Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $1,518,005 and $1,459,115, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $2,513,672. Gross unrealized appreciation and depreciation of investments aggregated $336,241 and $77,407, respectively, resulting in net unrealized appreciation of $258,834. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Subsequent events
On May 20, 2003, the Trustees approved the liquidation of the Fund after the close of business on May 7, 2003.

                 John Hancock Funds - Consumer Industries Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

--------------------------------------------------------------------------------


                               SEMI ANNUAL REPORT


                        John Hancock Communications Fund


                                 APRIL 30, 2003


--------------------------------------------------------------------------------

John Hancock Communications Fund
Schedule of Investments
April 30, 2003  (Unaudited)
--------------------------------------------------------------------------------

ISSUER                                                        SHARES       VALUE

COMMON STOCKS
Advertising (3.34%)
Omnicom Group, Inc.                                              700   $  43,330
                                                                       ---------

Computers (9.30%)
Cisco Systems, Inc.*                                           2,100      31,584
Emulex Corp.*                                                  1,100      22,539
Hewlett-Packard Co.                                            1,600      26,080
Lexmark International, Inc.*                                     300      22,353
McDATA Corp. (Class A)*                                        1,700      17,986

                                                                       ---------
                                                                         120,542
                                                                       ---------

Electronics (14.27%)
Intersil Corp. (Class A)*                                      1,500      27,750
L-3 Communications Holdings, Inc.*                               900      39,960
QLogic Corp.*                                                    700      30,793
Silicon Laboratories, Inc.*                                      850      24,183
Texas Instruments, Inc.                                        2,200      40,678
Xilinx, Inc.*                                                    800      21,656

                                                                       ---------
                                                                         185,020
                                                                       ---------

Fiber Optics (4.06%)
JDS Uniphase Corp.*                                           16,300      52,649
                                                                       ---------

Media (38.02%)
Clear Channel Communications, Inc.*                            1,600      62,576
Comcast Corp. (Class A)*                                       3,941     125,757
Comcast Corp. (Special Class A)*                               1,400      42,084
EchoStar Communications Corp. (Class A)*                       1,700      50,932
Fox Entertainment Group, Inc. (Class A)*                       1,600      40,640
Harte-Hanks, Inc.                                                900      16,200
New York Times Co. (The) (Class A)                               600      27,828
Univision Communications, Inc. (Class A)*                      1,900      57,532
USA Interactive*                                               1,300      38,935
Viacom, Inc. (Class B)*                                          700      30,387

                                                                       ---------
                                                                         492,871
                                                                       ---------

Printing - Commercial (2.05%)
Valassis Communications, Inc.*                                 1,000      26,600
                                                                       ---------

Telecommunications (25.12%)
BellSouth Corp.                                                1,100      28,039
Level 3 Communications, Inc.*+                                 6,000      34,320
Motorola, Inc.                                                 5,200      41,132
Nextel Communications, Inc. (Class A)*                         1,900      28,101
Nokia Corp., American Depositary Receipt (ADR) (Finland)       4,211      69,776
QUALCOMM, Inc.*                                                1,200      38,268
Verizon Communications, Inc.                                   2,300      85,974

                                                                       ---------
                                                                         325,610
                                                                       ---------

Utilities (2.89%)
ALLTEL Corp.                                                     800      37,488
                                                                       ---------

TOTAL COMMON STOCKS (99.05%)
(Cost $1,326,221)                                                      1,284,110
                                                                       ---------

                       See notes to financial statements.

                                                        INTEREST      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                          RATE      (000s OMITTED)      VALUE
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.46%)
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust Co. -
Dated 04-30-03, due 05-01-03 (Secured by U.S. Treasury
Inflation Indexed Bond, 3.875% due 04-15-29 and U.S.
Treasury Inflation Indexed Notes, 3.000% thru 3.875%,
due 01-15-07 thru 07-15-12)                               1.28 %        $      19     $     19,000
                                                                                      ------------

                                                                          SHARES
Cash Equivalents (2.65%)
AIM Cash Investment Trust**                                                34,303           34,303
                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (4.11%)
(Cost $53,303)                                                                              53,303
                                                                                      ------------

TOTAL INVESTMENTS (103.16%)                                                              1,337,413
                                                                                      ------------

OTHER ASSETS AND LIABILITIES, NET (3.16%)                                                  (41,058)
                                                                                      ------------

TOTAL NET ASSETS (100.00%)                                                            $  1,296,355
                                                                                      ============

* Non-income producing security.

** Represents investment of security lending collateral.

+ All or a portion of this security is on loan on April 30, 2003.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.

John Hancock Communications Fund

ASSETS AND                    ASSETS
LIABILITIES                   Investments at value (cost - $1,379,524) including $33,748 of securities loaned        $1,337,413
April 30, 2003 (unaudited)    Cash                                                                                           95
                              Dividends and interest receivable                                                           1,755
                              Receivable from affiliates                                                                  1,841
                              Other assets                                                                                    9
                              Total assets                                                                            1,341,113
                              LIABILITIES
                              Payable for securities on loan                                                             34,303
                              Other payables and accrued expenses                                                        10,455
                              Total liabilities                                                                          44,758
                              NET ASSETS
                              Capital paid-in                                                                         2,989,986
                              Accumulated net realized loss on investments                                           (1,650,758)
                              Net unrealized depreciation of investments                                                (42,111)
                              Accumulated net investment loss                                                              (762)
                              Net assets                                                                             $1,296,355
                              NET ASSET VALUE PER SHARE
                              Based on net asset values and shares outstanding
                              Class A                          ($1,270,613 / 294000 shares)                               $4.32
                              Class B                          (   $12,871   / 3000 shares)                               $4.29
                              Class C                          (   $12,871   / 3000 shares)                               $4.29
                              MAXIMUM OFFERING PRICE PER SHARE
                              Class A(1)                       (     $4.32 / 95%)                                         $4.55
                              Class C                          (     $4.29 / 99%)                                         $4.33

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                       See notes to financial statements.

John Hancock Communications Fund

OPERATIONS                      INVESTMENT INCOME
For the period ended            Dividends (net of foreign withholding taxes of $192)                          $7,458
April 30, 2003 (unaudited)(1)   Securities lending income                                                      1,578
                                Interest                                                                         207
                                Total investment income                                                        9,243


                                EXPENSES
                                Investment management fee                                                      5,596
                                Class A distribution and service fee                                           1,828
                                Class B distribution and service fee                                              46
                                Class C distribution and service fee                                              46
                                Printing                                                                       6,289
                                Auditing fee                                                                   4,959
                                Custodian fee                                                                  4,242
                                Registration and filing fee                                                    1,893
                                Accounting and legal services fee                                                167
                                Trustees' fee                                                                     39
                                Miscellaneous                                                                     35
                                Transfer agent fee                                                                10
                                Legal fee                                                                          8
                                Total expenses                                                                25,158
                                Less expense reductions                                                      (15,154)
                                Net expenses                                                                  10,004
                                Net investment loss                                                             (761)

                                REALIZED AND UNREALIZED GAIN (LOSS)
                                Net realized loss on investments                                            (218,253)
                                Change in net unrealized appreciation (depreciation)
                                   of investments                                                            267,007
                                Net realized and unrealized gain                                              48,754
                                Increase in net assets from operations                                       $47,993

(1) Semiannual period from 11-1-02 through 4-30-03.

                       See notes to financial statements.

John Hancock Communications Fund

                                                                                               YEAR ENDED           PERIOD ENDED
                                                                                                10-31-02             4-30-03(1)
CHANGES IN    INCREASE (DECREASE) IN NET ASSETS
NET ASSETS    From operations
              Net investment loss                                                                ($1,878)              ($761)
              Net realized loss                                                                 (867,565)           (218,253)
              Change in net unrealized appreciation (depreciation)                                42,870             267,007
              Increase (decrease) in net assets resulting from operations                       (826,573)             47,993

              Distributions to shareholders
              From net investment income
              Class A                                                                             (5,627)                 --

              From Fund share transactions                                                           (47)                 --

              NET ASSETS
              Beginning of period                                                              2,080,609           1,248,362
              End of period(2)                                                                $1,248,362          $1,296,355

(1) Semiannual period from 11-1-02 through 4-30-03. Unaudited.
(2) Includes accumulated net investment loss of $1 and $762, respectively.

                       See notes to financial statements.

John Hancock Communications Fund
Financial Highlights
CLASS A

PERIOD ENDED                                                     10-31-01(1)        10-31-02       4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00            $6.94            $4.16
Net investment loss(3)                                              (0.01)           (0.01)              --(4)
Net realized and unrealized gain (loss) on investments              (3.05)           (2.75)            0.16
Total from investment operations                                    (3.06)           (2.76)            0.16
Less distributions
From net investment income                                             --            (0.02)              --
Net asset value, end of period                                      $6.94            $4.16            $4.32
Total return(5,6)(%)                                               (30.60)(7)       (39.90)            3.85(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                $2               $1               $1
Ratio of expenses to average net assets (%)                          1.60(8)          1.60             1.60(8)
Ratio of adjusted expenses to average net assets(9)(%)               3.99(8)          3.19             4.04(8)
Ratio of net investment loss to average net assets(%)               (0.23)(8)        (0.10)           (0.11)(8)
Portfolio turnover(%)                                                  81              119               73

                       See notes to financial statements.

John Hancock Communications Fund
Financial Highlights
CLASS B

PERIOD ENDED                                                   10-31-01(1)        10-31-02       4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00            $6.92            $4.14
Net investment loss(3)                                              (0.03)           (0.03)           (0.01)
Net realized and unrealized gain (loss) on investments              (3.05)           (2.75)            0.16
Total from investment operations                                    (3.08)           (2.78)            0.15
Net asset value, end of period                                      $6.92            $4.14            $4.29
Total return(5,6)(%)                                               (30.80)(7)       (40.17)            3.62(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                --(10)           --(10)           --(10)
Ratio of expenses to average net assets (%)                          2.30(8)          2.08             2.05(8)
Ratio of adjusted expenses to average net assets(9)(%)               4.69(8)          3.67             4.49(8)
Ratio of net investment loss to average net assets(%)               (0.93)(8)        (0.58)           (0.56)(8)
Portfolio turnover(%)                                                  81              119               73

                       See notes to financial statements.

John Hancock Communications Fund
Financial Highlights
CLASS C

PERIOD ENDED                                                     10-31-01(1)            10-31-02          4-30-03(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $10.00               $6.92               $4.14
Net investment loss(3)                                                (0.03)              (0.03)              (0.01)
Net realized and unrealized gain(loss) on investments                 (3.05)              (2.75)               0.16
Total from investment operations                                      (3.08)              (2.78)               0.15
Net asset value, end of period                                        $6.92               $4.14               $4.29
Total return(5,6)(%)                                                 (30.80)(7)          (40.17)               3.62(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period(in millions)                                   --(10)              --(10)              --(10)
Ratio of expenses to average net assets(%)                             2.30(8)             2.08                2.05(8)
Ratio of adjusted expenses to average net assets(9)(%)                 4.69(8)             3.67                4.49(8)
Ratio of net investment loss to average net assets(%)                 (0.93)(8)           (0.58)              (0.56)(8)
Portfolio turnover(%)                                                    81                 119                  73

(1)  Class A, Class B and Class C shares began operations on 6-1-01.
(2)  Semiannual period from 11-1-02 through 4-30-03. Unaudited.
(3)  Based on the average of the shares outstanding.
(4)  Less than $0.01 per share.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)  Not annualized.
(8)  Annualized.
(9) Does not take into consideration expense reductions during the periods shown.
(10) Less than $500,000.

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Accounting policies
John Hancock Communications Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund were as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending
The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $33,748 collateralized by cash in the amount of $34,303. The cash collateral was invested in a short-term instrument.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,426,509 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 - $558,949 and October 31, 2010 - $867,560.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions
with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value (b) 0.85% of the next $500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding distribution and service fees, to 1.30% of the Fund's average daily net assets, at least until February 28, 2004. Accordingly, the expense reduction amounted to $15,154 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received no up-front sales charges with regard to sales of Class A and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on April 30, 2003.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions
This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                               YEAR ENDED 10-31-02(1)    PERIOD ENDED 4-30-03(1)
                                SHARES       AMOUNT        SHARES      AMOUNT
CLASS A SHARES
Repurchased                        (6)        ($47)          --          --
Net decrease                       (6)        ($47)          --          --

NET DECREASE                       (6)        ($47)          --          --

(1)   Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $918,097 and $894,139, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $1,379,524. Gross unrealized appreciation and depreciation of investments aggregated $84,526 and $126,637, respectively, resulting in net unrealized depreciation of $42,111.

NOTE E
Subsequent events On May 20, 2003, the Trustees approved the liquidation of the Fund after the close of business on May 7, 2003.

NOTE F
Subsequent events
On May 20, 2003, the Trustees voted to terminate the Fund after the close of business on May 20, 2003.

                    John Hancock Funds - Communications Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin *
                               Dr. John A. Moore *
                             Patti McGill Peterson *
                                  John W. Pratt
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
-----------------------
Maureen R. Ford
hairman, President and Chief Executive Officer

Date:    June 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-----------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer


Date:    June 24, 2003




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    June 24, 2003